Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 6.7%
Security	Principal Amount (000's omitted)	Value
AGL CLO 19 Ltd., Series 2022-19A, Class D2R, 8.072%, (3 mo. SOFR + 4.40%), 7/21/38(1)(2)	$1,000	$ 980,336
AIMCO CLO 11 Ltd., Series 2020-11A, Class D1R2, 6.63%, (3 mo. SOFR + 2.95%), 7/17/37(1)(2)	3,000	3,008,262
Babson CLO Ltd., Series 2022-4A, Class D1R, 6.925%, (3 mo. SOFR + 3.25%), 10/20/37(1)(2)	2,000	2,002,336
Benefit Street Partners CLO XII-B Ltd., Series 2017-12BRA, Class D1, 6.723%, (3 mo. SOFR + 3.05%), 10/15/37(1)(2)	2,000	2,003,276
Benefit Street Partners CLO XV Ltd., Series 2018-15A, Class D2R, 8.173%, (3 mo. SOFR + 4.50%), 7/15/37(1)(2)	1,000	993,679
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER2, 8.372%, (3 mo. SOFR + 4.70%), 10/15/38(1)(2)	4,500	4,446,355
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ERR, 8.575%, (3 mo. SOFR + 4.90%), 4/20/35(1)(2)	2,000	1,984,846
Benefit Street Partners CLO XXXII Ltd., Series 2023-32A, Class ER, 8.367%, (3 mo. SOFR + 4.70%), 10/25/38(1)(2)	2,000	1,970,964
BlueMountain CLO Ltd.:
Series 2016-3A, Class ER, 9.863%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	2,000	1,391,986
Series 2018-1A, Class E, 9.875%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	1,000	539,577
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 10.777%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	911,548
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.067%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	2,500	2,430,625
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 10.373%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,857,670
BlueMountain CLO XXXIV Ltd., Series 2022-34A, Class E, 11.225%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	938,544
Canyon Capital CLO Ltd., Series 2016-2A, Class ER, 9.935%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	3,350	2,232,648
Dryden 41 Senior Loan Fund, Series 2015-41A, Class ER, 9.235%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	2,000	1,985,926
Dryden 42 Senior Loan Fund, Series 2016-42A, Class ERR, 10.173%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	1,000	964,116
Elmwood CLO 14 Ltd., Series 2022-1A, Class ER, 9.175%, (3 mo. SOFR + 5.50%), 10/20/38(1)(2)	1,000	1,004,908
Elmwood CLO 32 Ltd., Series 2024-8A, Class D1, 6.525%, (3 mo. SOFR + 2.85%), 10/18/37(1)(2)	3,000	3,007,746
Security	Principal Amount (000's omitted)	Value
Elmwood CLO VI Ltd., Series 2020-3A, Class D2RR, 8.025%, (3 mo. SOFR + 4.35%), 7/18/37(1)(2)	$1,000	$ 986,376
Galaxy 33 CLO Ltd., Series 2024-33A, Class D1, 7.225%, (3 mo. SOFR + 3.55%), 4/20/37(1)(2)	2,000	2,006,148
Harvest U.S. CLO Ltd., Series 2024-2A, Class D1, 6.923%, (3 mo. SOFR + 3.25%), 10/15/37(1)(2)	3,000	3,005,190
Invesco U.S. CLO Ltd., Series 2023-4A, Class D1R, 6.525%, (3 mo. SOFR + 2.85%), 1/18/39(1)(2)	4,000	3,996,900
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 6.825%, (3 mo. SOFR + 3.15%), 7/18/37(1)(2)	3,000	2,912,223
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.273%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	3,000	2,555,631
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER2, 10.273%, (3 mo. SOFR + 6.60%), 4/15/37(1)(2)	3,500	3,150,325
Magnetite XXII Ltd.:
Series 2019-22A, Class DJ, 7.823%, (3 mo. SOFR + 4.15%), 7/15/36(1)(2)	1,000	1,000,954
Series 2019-22A, Class DRR, 6.573%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	3,000	3,003,588
Neuberger Berman Loan Advisers CLO 30 Ltd., Series 2018-30A, Class D1R2, 6.475%, (3 mo. SOFR + 2.80%), 1/20/39(1)(2)	2,500	2,502,780
Neuberger Berman Loan Advisers CLO 48 Ltd., Series 2022-48A, Class ER, 8.567%, (3 mo. SOFR + 4.90%), 4/25/36(1)(2)	2,000	1,960,850
Oaktree CLO Ltd., Series 2019-4A, Class D2RR, 8.375%, (3 mo. SOFR + 4.70%), 7/20/37(1)(2)	2,000	2,000,100
OCP CLO Ltd., Series 2022-24A, Class D2R, 8.075%, (3 mo. SOFR + 4.40%), 10/20/37(1)(2)	1,500	1,492,076
Palmer Square CLO Ltd.:
Series 2018-1A, Class CR, 7.575%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	3,000	2,970,891
Series 2019-1A, Class ER2, 8.546%, (3 mo. SOFR + 4.90%), 8/14/38(1)(2)	2,000	1,938,436
Sixth Street CLO XXI Ltd., Series 2022-21A, Class D1R, 6.672%, (3 mo. SOFR + 3.00%), 10/21/37(1)(2)	2,000	2,004,010
Voya CLO Ltd., Series 2024-2A, Class D, 6.875%, (3 mo. SOFR + 3.20%), 7/20/37(1)(2)	2,000	2,005,148
Windhill CLO 5 Ltd., 13.00%, 10/22/35(3)	5,170	5,269,008
Total Asset-Backed Securities (identified cost $82,942,795)		$ 79,415,982

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Closed-End Funds — 1.6%
Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	2,188,579	$ 18,734,236
Total Closed-End Funds (identified cost $26,062,179)		$ 18,734,236

Collateralized Mortgage Obligations — 35.3%
Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	$2,316	$ 2,273,757
Champs Trust:
Series 2024-1, Class A, 11.105%, 7/25/59(1)(3)	5,411	5,540,805
Series 2024-2, Class A, 7.997%, 11/25/59(1)(3)	5,681	5,855,135
Series 2025-1, Class A, 9.00%, 4/25/60(1)(3)	8,232	8,527,253
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	41	41,742
Series 2122, Class K, 6.00%, 2/15/29	6	6,390
Series 2130, Class K, 6.00%, 3/15/29	4	4,329
Series 2167, Class BZ, 7.00%, 6/15/29	1	1,126
Series 2182, Class ZB, 8.00%, 9/15/29	32	33,041
Series 2198, Class ZA, 8.50%, 11/15/29	11	11,270
Series 2458, Class ZB, 7.00%, 6/15/32	168	174,990
Series 3762, Class SH, 2.586%, (9.771% - 30-day SOFR Average x 2.00), 11/15/40(5)	302	262,500
Series 4273, Class SP, 2.115%, (11.695% - 30-day SOFR Average x 2.667), 11/15/43(5)	503	402,441
Series 4678, Class PC, 3.00%, 1/15/46	1,614	1,532,079
Series 5083, Class SK, 0.00%, (3.867% - 30-day SOFR Average x 1.333, Floor 0.00%), 3/25/51(5)	2,047	879,755
Series 5327, Class B, 6.00%, 8/25/53	5,000	5,172,152
Series 5353, Class AZ, 6.50%, 11/25/53	2,377	2,531,078
Series 5410, Class KY, 6.00%, 5/25/54(6)	36,000	37,472,227
Series 5428, Class Z, 6.00%, 7/25/54	4,509	4,671,570
Series 5429, Class DZ, 6.00%, 7/25/54	3,381	3,503,174
Series 5453, Class DZ, 5.50%, 9/25/54	5,529	5,654,972
Series 5478, Class SG, 7.529%, (15.51% - 30-day SOFR Average x 2.20), 12/25/54(5)	6,791	6,692,184
Series 5500, Class SC, 10.117%, (21.00% - 30-day SOFR Average x 3.00), 10/25/54(5)	5,031	5,364,350
Series 5508, Class AS, 10.117%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	4,920	5,270,165
Series 5508, Class DS, 10.117%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	3,467	3,734,305
Series 5508, Class SC, 10.117%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	7,273	7,788,979
Series 5513, Class MQ, 7.578%, (30-day SOFR Average + 3.95%), 6/25/54(2)	6,364	6,466,542
Series 5516, Class HZ, 6.00%, 3/25/55	10,831	11,396,323
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5535, Class MB, 7.678%, (30-day SOFR Average + 4.05%), 5/25/55(2)	$2,498	$ 2,565,594
Series 5563, Class TB, 8.25%, (21.15% - 30-day SOFR Average x 3.00), 6/25/55(5)(6)	14,608	14,970,872
Series 5563, Class TV, 8.16%, (21.06% - 30-day SOFR Average x 3.00), 8/25/55(5)	4,350	4,466,177
Series 5575, Class TA, 8.25%, (21.15% - 30-day SOFR Average x 3.00), 9/25/55(5)(6)	9,114	9,381,173
Series 5592, Class TE, 7.20%, (21.30% - 30-day SOFR Average x 3.00), 10/25/55(5)	1,776	1,811,311
Series 5604, Class SQ, 10.572%, (30.525% - 30-day SOFR Average x 5.50), 12/25/55(5)	4,616	4,744,217
Series 5644, Class SE, 9.248%, (22.55% - 30-day SOFR Average x 3.667), 4/25/56(5)	4,811	5,006,601
Series 5662, Class SA, 8.079%, (16.06% - 30-day SOFR Average x 2.20), 5/25/56(5)	3,943	4,073,492
Interest Only:(7)
Series 284, Class S6, 2.393%, (5.986% - 30-day SOFR Average), 10/15/42(5)	775	69,869
Series 362, Class C7, 3.50%, 9/15/47	3,364	639,518
Series 362, Class C11, 4.00%, 12/15/47	3,085	651,749
Series 4067, Class JI, 3.50%, 6/15/27	56	632
Series 4070, Class S, 2.393%, (5.986% - 30-day SOFR Average), 6/15/32(5)	1,276	55,369
Series 4094, Class CS, 2.293%, (5.886% - 30-day SOFR Average), 8/15/42(5)	342	30,412
Series 4095, Class HS, 2.393%, (5.986% - 30-day SOFR Average), 7/15/32(5)	158	3,476
Series 4109, Class ES, 2.443%, (6.036% - 30-day SOFR Average), 12/15/41(5)	81	7,717
Series 4110, Class SA, 1.943%, (5.536% - 30-day SOFR Average), 9/15/42(5)	1,205	54,198
Series 4149, Class S, 2.543%, (6.136% - 30-day SOFR Average), 1/15/33(5)	679	32,050
Series 4188, Class AI, 3.50%, 4/15/28	15	99
Series 4203, Class QS, 2.543%, (6.136% - 30-day SOFR Average), 5/15/43(5)	1,506	87,565
Series 4408, Class IP, 3.50%, 4/15/44	1,100	122,740
Series 4435, Class BI, 3.50%, 7/15/44	1,993	250,438
Series 4629, Class QI, 3.50%, 11/15/46	882	152,689
Series 4644, Class TI, 3.50%, 1/15/45	876	105,395
Series 4744, Class IO, 4.00%, 11/15/47	1,610	324,866
Series 4749, Class IL, 4.00%, 12/15/47	713	144,505
Series 4793, Class SD, 2.493%, (6.086% - 30-day SOFR Average), 6/15/48(5)	3,387	351,783
Series 4966, Class SY, 2.308%, (5.936% - 30-day SOFR Average), 4/25/50(5)	8,841	999,996
Principal Only:(8)
Series 242, Class PO, 0.00%, 11/15/36	1,258	1,045,887
Series 259, Class PO, 0.00%, 4/15/39	820	654,801
Series 3606, Class PO, 0.00%, 12/15/39	764	605,213

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Principal Only: (continued)
Series 4417, Class KO, 0.00%, 12/15/43	$171	$ 122,352
Series 4478, Class PO, 0.00%, 5/15/45	445	327,242
Federal National Mortgage Association:
Series 1996-57, Class Z, 7.00%, 12/25/26	0(9)	48
Series 1997-77, Class Z, 7.00%, 11/18/27	10	10,454
Series 1998-44, Class ZA, 6.50%, 7/20/28	17	17,647
Series 1999-45, Class ZG, 6.50%, 9/25/29	6	5,667
Series 2000-22, Class PN, 6.00%, 7/25/30	103	104,260
Series 2002-21, Class PE, 6.50%, 4/25/32	94	97,131
Series 2005-75, Class CS, 9.231%, (23.742% - 30-day SOFR Average x 4.00), 9/25/35(5)	355	385,618
Series 2007-74, Class AC, 5.00%, 8/25/37	1,225	1,232,351
Series 2011-49, Class NT, 6.00%, (64.855% - 30-day SOFR Average x 10.00, Cap 6.00%), 6/25/41(5)	147	143,766
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,146	828,827
Series 2013-6, Class TA, 1.50%, 1/25/43	678	610,026
Series 2017-15, Class LE, 3.00%, 6/25/46	230	227,079
Series 2017-48, Class LG, 2.75%, 5/25/47	1,117	1,003,321
Series 2019-29, Class WC, 2.473%, 6/25/48(3)(10)	719	0
Series 2024-90, Class ES, 7.639%, (15.62% - 30-day SOFR Average x 2.20), 10/25/54(5)(6)	9,651	10,029,237
Series 2024-98, Class J, 0.125%, 12/25/53	13,062	10,778,857
Series 2025-85, Class TH, 7.20%, (21.30% - 30-day SOFR Average x 3.00), 10/25/55(5)	4,402	4,482,587
Series 2025-85, Class TN, 6.60%, (36.60% - 30-day SOFR Average x 6.00), 10/25/55(5)	5,336	5,250,296
Interest Only:(7)
Series 2011-101, Class IC, 3.50%, 10/25/26	0(9)	0
Series 2012-118, Class IN, 3.50%, 11/25/42	2,172	390,521
Series 2012-124, Class IO, 1.612%, 11/25/42(3)	723	28,719
Series 2012-125, Class IG, 3.50%, 11/25/42	6,780	1,104,915
Series 2012-150, Class SK, 2.408%, (6.036% - 30-day SOFR Average), 1/25/43(5)	1,283	122,629
Series 2013-12, Class SP, 1.908%, (5.536% - 30-day SOFR Average), 11/25/41(5)	68	471
Series 2013-15, Class DS, 2.458%, (6.086% - 30-day SOFR Average), 3/25/33(5)	1,719	83,165
Series 2013-16, Class SY, 2.408%, (6.036% - 30-day SOFR Average), 3/25/43(5)	707	67,781
Series 2013-64, Class PS, 2.508%, (6.136% - 30-day SOFR Average), 4/25/43(5)	759	47,271
Series 2013-75, Class SC, 2.508%, (6.136% - 30-day SOFR Average), 7/25/42(5)	462	5,961
Series 2014-32, Class EI, 4.00%, 6/25/44	271	48,460
Series 2014-55, Class IN, 3.50%, 7/25/44	517	92,810
Series 2014-89, Class IO, 3.50%, 1/25/45	654	119,865
Series 2015-52, Class MI, 3.50%, 7/25/45	573	104,033
Series 2018-21, Class IO, 3.00%, 4/25/48	2,939	470,310
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2019-1, Class AS, 2.258%, (5.886% - 30-day SOFR Average), 2/25/49(5)	$4,981	$ 344,678
Series 2019-33, Class SK, 2.308%, (5.936% - 30-day SOFR Average), 7/25/49(5)	2,977	269,224
Series 2020-23, Class SP, 2.308%, (5.936% - 30-day SOFR Average), 2/25/50(5)	2,841	324,127
Series 2026-54, Class SB, 1.857%, (5.45% - 30-day SOFR Average), 7/25/56(5)	20,000	957,096
Principal Only:(8)
Series 379, Class 1, 0.00%, 5/25/37	759	628,060
Series 2006-8, Class WQ, 0.00%, 3/25/36	1,116	934,180
Government National Mortgage Association:
Series 2022-189, Class US, 9.501%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(5)	2,922	3,103,923
Series 2023-63, Class S, 9.318%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	2,336	2,435,236
Series 2023-65, Class SD, 9.318%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	3,611	3,788,151
Series 2023-96, Class BL, 6.00%, 7/20/53	4,326	4,506,164
Series 2023-96, Class DB, 6.00%, 7/20/53	2,500	2,604,784
Series 2023-97, Class CB, 6.00%, 7/20/53(6)	9,655	9,974,277
Series 2023-99, Class AL, 6.00%, 7/20/53	2,500	2,604,675
Series 2023-102, Class SG, 9.098%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(5)	4,115	4,262,510
Series 2023-115, Class AL, 6.00%, 8/20/53(6)	8,500	8,846,847
Series 2023-116, Class CY, 6.00%, 8/20/53	5,000	5,207,001
Series 2023-133, Class S, 10.774%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(5)	1,950	2,135,395
Series 2023-149, Class S, 10.624%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(5)	1,992	2,170,406
Series 2023-150, Class AS, 13.634%, (27.528% - 30-day SOFR Average x 3.85), 10/20/53(5)	993	1,139,727
Series 2023-153, Class SM, 13.565%, (28.00% - 30-day SOFR Average x 4.00), 10/20/53(5)	1,254	1,429,433
Series 2023-164, Class EL, 6.00%, 11/20/53	6,000	6,228,109
Series 2023-165, Class DY, 6.00%, 11/20/53(6)	11,539	11,892,831
Series 2023-165, Class EY, 6.50%, 11/20/53(6)	30,000	31,531,465
Series 2023-173, Class AX, 6.00%, 11/20/53	6,000	6,228,145
Series 2023-181, Class CL, 6.50%, 11/20/53	2,000	2,144,441
Series 2023-182, Class EL, 6.00%, 12/20/53	3,000	3,108,544
Series 2025-90, Class MB, 7.909%, (30-day SOFR Average + 4.30%), 5/20/55(2)	2,824	2,903,531
Series 2025-114, Class GT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(5)	3,210	3,332,309
Series 2025-115, Class F, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(5)	3,206	3,330,272
Series 2025-139, Class MT, 6.909%, (30-day SOFR Average + 3.30%), 4/20/55(2)	4,078	4,217,272
Series 2025-205, Class SP, 10.127%, (29.975% - 30-day SOFR Average x 5.50), 11/20/55(5)	5,876	6,133,985

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2026-5, Class QS, 10.402%, (30.25% - 30-day SOFR Average x 5.50), 1/20/56(5)(6)	$12,786	$ 13,548,406
Series 2026-28, Class PS, 10.402%, (30.25% - 30-day SOFR Average x 5.50), 2/20/56(5)	4,931	5,112,632
Series 2026-63, Class SW, 9.32%, (21.95% - 30-day SOFR Average x 3.50), 4/20/56(5)	3,978	4,173,362
Interest Only:(7)
Series 2017-104, Class SD, 2.447%, (6.086% - 1 mo. SOFR), 7/20/47(5)	1,764	194,780
Series 2020-151, Class AI, 2.00%, 10/20/50	9,571	1,202,807
Series 2020-154, Class PI, 2.50%, 10/20/50	8,646	1,308,759
Series 2020-176, Class HI, 2.50%, 11/20/50	10,067	1,536,188
Series 2021-131, Class QI, 3.00%, 7/20/51	7,077	903,605
Series 2021-193, Class IU, 3.00%, 11/20/49	15,675	2,225,757
Series 2021-209, Class IW, 3.00%, 11/20/51	10,129	1,343,390
JPM Lending Facility, 9.917%, (SOFR + 7.00%), 7/15/29(2)	8,250	8,256,889
LoanDepot FAMSR Master Trust, Series 2025-FT1, Class A, 6.398%, (1 mo. SOFR + 2.75%), 12/19/30(1)(2)	13,000	13,069,423
Total Collateralized Mortgage Obligations (identified cost $436,966,139)		$ 414,611,511

Commercial Mortgage-Backed Securities — 9.6%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(3)	$910	$ 839,742
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(3)	3,505	3,166,196
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.71%, 2/15/50(1)(3)	2,200	1,663,219
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class D, 3.052%, 1/10/48(1)(3)	649	629,942
CHI Commercial Mortgage Trust:
Series 2025-110W, Class E, 7.413%, 12/13/40(1)(3)	17,370	17,062,240
Series 2025-110W, Class ELP, 0.00%, 12/13/40(1)(3)(10)	0(9)	0
Series 2025-110W, Class HRR, 10.238%, 12/13/40(1)(3)	10,500	10,265,628
COMM Mortgage Trust, Series 2013-CR11, Class D, 4.60%, 8/10/50(1)(3)	5,289	5,147,819
CSMC Trust:
Series 2016-NXSR, Class C, 4.542%, 12/15/49(3)	2,770	2,690,953
Security	Principal Amount (000's omitted)	Value
CSMC Trust: (continued)
Series 2016-NXSR, Class D, 4.542%, 12/15/49(1)(3)	$3,000	$ 2,753,514
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class G, 9.275%, (1 mo. SOFR + 5.65%), 12/15/39(1)(2)	5,000	5,079,099
GSAT Trust:
Series 2025-BMF, Class ELP, 0.00%, 7/15/40(1)(3)(10)	330,000	0
Series 2025-BMF, Class G, 8.925%, (1 mo. SOFR + 5.30%), 7/15/40(1)(2)	8,900	8,936,066
Series 2025-BMF, Class HRR, 9.465%, (1 mo. SOFR + 5.84%), 7/15/40(1)(2)(11)	16,500	16,566,909
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 5.512%, 9/15/47(1)(3)	1,376	925,319
Series 2014-C23, Class D, 4.173%, 9/15/47(1)(3)	3,488	3,240,368
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C13, Class D, 4.116%, 1/15/46(1)(3)	101	98,481
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,600	95,550
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(12)	3,577	3,131,448
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(3)(12)	1,600	1,445,807
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(12)	4,489	2,763,262
ROCK Trust, Series 2024-CNTR, Class E, 8.819%, 11/13/41(1)	3,000	3,135,289
SPGN Trust:
Series 2026-TFLM, Class E, 7.375%, (1 mo. SOFR + 3.75%), 2/15/41(1)(2)	9,730	9,773,542
Series 2026-TFLM, Class HRR, 9.275%, (1 mo. SOFR + 5.65%), 2/15/41(1)(2)	5,000	5,012,539
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 4.021%, 4/10/46(1)(3)	3,764	3,512,191
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class D, 3.852%, 11/15/48	2,475	2,252,182
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,850	1,779,509
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	1,500	1,116,612
Total Commercial Mortgage-Backed Securities (identified cost $116,523,904)		$ 113,083,426

Common Stocks — 0.8%
Security	Shares	Value
Commercial Services & Supplies — 0.0%†
Monitronics International, Inc.(13)(14)	26,092	$ 234,019
		$ 234,019

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Containers and Glass Products — 0.0%†
LG Parent Holding Co.(13)(14)	166,175	$ 180,051
		$ 180,051
Diversified Financial Services — 0.0%
Sprint IntermediateCo BV(10)(13)(14)	6,079	$ 0
Sprint IntermediateCo BV(10)(13)(14)	16,949	0
		$ 0
Electronic Equipment, Instruments & Components — 0.1%
Luxco Co. Ltd.(13)(14)	4,776	$ 95,392
Range Red Acquisitions LLC, Class A1(10)(13)(14)	516	710,898
		$ 806,290
Electronics/Electrical — 0.0%†
Skillsoft Corp.(13)(14)	7,153	$ 37,053
		$ 37,053
Energy — 0.0%†
Enviva LLC(13)(14)(15)	33,067	$ 646,460
		$ 646,460
Health Care — 0.2%
Envision Parent, Inc.(13)(14)	146,518	$ 2,747,212
		$ 2,747,212
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(13)(14)	246,099	$ 2,122,604
Serta SSB Equipment Co.(10)(13)(14)	246,099	0
		$ 2,122,604
Investment Companies — 0.0%
Aegletes BV(10)(13)(14)	11,215	$ 0
		$ 0
Machinery — 0.0%
Apex Tool Ultimate Holdings LLC(10)(13)(14)	18,422	$ 0
		$ 0
Oil and Gas — 0.0%
AFG Holdings, Inc.(10)(13)(14)	29,751	$ 0
		$ 0
Pharmaceuticals — 0.3%
Mallinckrodt International Finance SA(13)(14)	31,584	$ 3,105,765
Security	Shares	Value
Pharmaceuticals (continued)
Mallinckrodt PLC(13)	280	$ 27,533
Par Health, Inc.(13)(14)	31,864	220,069
		$ 3,353,367
Retailers (Except Food and Drug) — 0.0%
Phillips Pet Holding Corp.(10)(13)(14)	582	$ 0
		$ 0
Software and Services — 0.0%
Blackboard LLC(10)(13)(14)	13,024	$ 0
		$ 0
Telecommunications — 0.0%
Anuvu(10)(13)(14)	37,259	$ 0
		$ 0
Total Common Stocks (identified cost $12,253,885)		$ 10,127,056

Convertible Bonds — 0.4%
Security	Principal Amount* (000's omitted)		Value
Chemicals — 0.0%†
SGL Carbon SE, 5.75%, 6/28/28(16)	EUR	200	$ 231,165
			$ 231,165
Computers — 0.1%
Zscaler, Inc., 0.00%, 7/15/28(1)		1,575	$ 1,456,875
			$ 1,456,875
Engineering & Construction — 0.1%
Cellnex Telecom SA, 2.125%, 8/11/30(16)	EUR	500	$ 609,753
			$ 609,753
Internet Software & Services — 0.0%†
Delivery Hero SE, 3.25%, 2/21/30(16)	EUR	200	$ 234,915
			$ 234,915
Real Estate Investment Trusts (REITs) — 0.2%
Pebblebrook Hotel Trust, 1.75%, 12/15/26		1,800	$ 1,787,580
			$ 1,787,580

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Transportation — 0.0%†
Ocado Group PLC, 6.25%, 8/6/29(16)	200	$ 252,982
		$ 252,982
Total Convertible Bonds (identified cost $4,554,321)		$ 4,573,270

Convertible Preferred Stocks — 0.3%
Security	Shares	Value
Trading Companies & Distributors — 0.3%
QXO, Inc., 4.75%(10)(13)(15)	414	$ 3,488,117
Total Convertible Preferred Stocks (identified cost $4,140,182)		$ 3,488,117

Corporate Bonds — 47.8%
Security	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 0.7%
Bombardier, Inc.:
7.00%, 6/1/32(1)		710	$ 736,387
7.25%, 7/1/31(1)		1,000	1,047,573
Czechoslovak Group AS:
5.25%, 1/10/31(1)	EUR	150	175,043
5.25%, 1/10/31(16)	EUR	250	291,738
Moog, Inc., 5.50%, 10/15/34(1)		760	750,327
TransDigm, Inc.:
4.875%, 5/1/29		1,764	1,739,471
6.25%, 1/31/34(1)		365	372,744
6.375%, 3/1/29(1)		650	660,745
6.625%, 3/1/32(1)		1,045	1,073,080
6.75%, 1/31/34(1)		1,455	1,493,447
			$ 8,340,555
Airlines — 0.2%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(1)		1,120	$ 1,066,815
9.50%, 6/1/28(1)		954	966,663
			$ 2,033,478
Security	Principal Amount* (000's omitted)		Value
Apparel & Luxury Goods — 1.0%
Beach Acquisition Bidco LLC:
5.25%, 7/15/32(1)	EUR	330	$ 384,527
5.25%, 7/15/32(16)	EUR	200	233,047
10.00%, (10.00% cash or 10.75% PIK), 7/15/33(1)(17)		7,801	8,861,258
Champ Acquisition Corp., 8.375%, 12/1/31(1)		1,366	1,432,780
Gg12 SpA, 6.25%, 4/28/33(16)	EUR	130	152,297
VF Corp., 0.25%, 2/25/28	EUR	478	517,272
			$ 11,581,181
Auto Components — 0.0%†
Realtruck Group, Inc., 6.25%, 7/31/31(1)		1,956	$ 390,944
			$ 390,944
Automotive — 1.3%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)		512	$ 498,882
4.75%, 3/1/30		1,134	1,103,178
5.00%, 2/15/32(1)		217	207,672
Clarios Global LP/Clarios U.S. Finance Co.:
4.75%, 6/15/31(16)	EUR	280	324,315
6.75%, 2/15/30(1)		1,340	1,381,533
6.75%, 9/15/32(1)		1,495	1,527,778
Dana Financing Luxembourg SARL, 8.50%, 7/15/31(16)	EUR	100	120,413
Forvia SE:
5.50%, 6/15/31(16)	EUR	223	261,558
8.00%, 6/15/30(1)		300	316,140
IHO Verwaltungs GmbH:
5.625%, (5.625% cash or 6.375% PIK), 5/15/31(16)(17)	EUR	100	119,003
6.375%, (6.375% cash or 7.125% PIK), 5/15/29(1)(17)		200	202,058
6.75%, (6.75% cash or 7.50% PIK), 11/15/29(16)(17)	EUR	160	191,559
7.00%, (7.00% cash or 7.75% PIK), 11/15/31(16)(17)	EUR	100	122,402
7.375%, (7.375% cash or 8.125% PIK), 5/15/33(1)(17)		345	358,923
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)		1,488	1,531,710
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		651	623,982
4.375%, 1/15/31(1)		1,171	1,110,922
4.625%, 12/15/27(1)		514	511,871
New Flyer Holdings, Inc., 9.25%, 7/1/30(1)		1,248	1,342,616
Nissan Motor Co. Ltd., 7.50%, 7/17/30(1)		200	206,304

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Automotive (continued)
RCI Banque SA:
4.75% to 12/24/31, 3/24/37(16)(18)	EUR	100	$ 115,330
5.50% to 7/9/29, 10/9/34(16)(18)	EUR	100	118,591
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		2,297	2,255,174
4.875%, 11/15/31(1)		1,081	1,040,800
			$ 15,592,714
Banks — 0.0%†
Eldik Bank OAO, 8.50%, 4/23/31(16)		210	$ 210,757
			$ 210,757
Beverages — 0.2%
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(1)		1,712	$ 1,719,500
			$ 1,719,500
Biotechnology — 0.0%†
Cidron Aida Finco SARL, 7.00%, 10/27/31(16)	EUR	220	$ 243,811
			$ 243,811
Building and Development — 2.9%
Ameritex Holdco Intermediate LLC, 7.625%, 8/15/33(1)		989	$ 1,034,161
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(1)		392	378,187
4.625%, 4/1/30(1)		1,097	1,041,691
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		2,498	2,328,675
5.00%, 3/1/30(1)		1,085	1,064,522
CP Atlas Buyer, Inc., 9.75%, 7/15/30(1)		1,829	1,757,931
EMRLD Borrower LP/Emerald Co-Issuer, Inc.:
6.375%, 12/15/30(16)	EUR	700	826,699
6.625%, 12/15/30(1)		1,782	1,824,027
JH North America Holdings, Inc.:
5.875%, 1/31/31(1)		704	707,840
6.125%, 7/31/32(1)		905	913,142
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/31(1)		650	671,142
8.375%, 10/1/33(1)		925	951,259
LBM Acquisition LLC:
6.25%, 1/15/29(1)		706	513,750
9.50%, 6/15/31(1)		1,947	1,736,159
Masterbrand, Inc., 7.00%, 7/15/32(1)		1,620	1,643,229
Security	Principal Amount* (000's omitted)		Value
Building and Development (continued)
Miller Homes Group Finco PLC, 6.533%, (3 mo. EURIBOR + 4.25%), 10/15/30(2)(16)	EUR	200	$ 228,930
Patrick Industries, Inc.:
4.75%, 5/1/29(1)		1,187	1,168,182
6.375%, 11/1/32(1)		995	991,872
Quikrete Holdings, Inc.:
6.375%, 3/1/32(1)		2,027	2,070,899
6.75%, 3/1/33(1)		1,687	1,720,543
Risewell Homes, Inc., 8.50%, 11/1/30(1)		1,025	1,047,745
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		3,078	3,085,855
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(1)		2,264	2,085,131
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)		670	674,485
Standard Industries, Inc.:
3.375%, 1/15/31(1)		2,339	2,106,689
4.375%, 7/15/30(1)		1,779	1,690,923
			$ 34,263,668
Building Materials — 0.0%†
HT Troplast GmbH, 7.625%, 7/15/31(16)(19)	EUR	100	$ 115,986
			$ 115,986
Business Equipment and Services — 0.4%
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)		814	$ 851,378
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(1)		1,426	1,420,677
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)		1,316	1,294,280
4.875%, 6/1/28(16)	GBP	778	1,028,887
			$ 4,595,222
Cable and Satellite Television — 0.9%
Altice Financing SA:
4.25%, 8/15/29(16)	EUR	200	$ 160,995
5.00%, 1/15/28(1)		814	574,619
5.75%, 8/15/29(1)		611	427,801
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		2,589	2,333,639
4.50%, 8/15/30(1)		1,194	1,110,668
4.50%, 5/1/32		535	472,683
4.75%, 3/1/30(1)		1,789	1,697,173
5.375%, 6/1/29(1)		139	136,052
DISH Network Corp., 11.75%, 11/15/27(1)		2,075	2,133,612

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Cable and Satellite Television (continued)
Virgin Media Secured Finance PLC, 4.125%, 8/15/30(16)	GBP	855	$ 978,192
Ziggo BV, 4.875%, 1/15/30(1)		628	589,912
			$ 10,615,346
Capital Goods — 0.1%
BWX Technologies, Inc.:
4.125%, 6/30/28(1)		948	$ 930,725
4.125%, 4/15/29(1)		733	710,872
			$ 1,641,597
Chemicals — 0.7%
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2:
6.50%, 6/15/33(16)	EUR	450	$ 518,178
7.125%, 6/15/33(1)		2,000	2,020,654
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(1)(17)		1,445	1,476,664
Calderys Financing LLC, 11.25%, 6/1/28(1)		2,315	2,400,738
FIS Fabbrica Italiana Sintetici SpA:
5.25%, 2/5/31(1)	EUR	200	231,608
5.25%, 2/5/31(16)	EUR	100	115,804
5.399%, (3 mo. EURIBOR + 3.25%), 2/5/31(1)(2)	EUR	100	115,769
5.399%, (3 mo. EURIBOR + 3.25%), 2/5/31(2)(16)	EUR	130	150,500
FMC Corp., 8.00%, 6/1/31(1)		140	145,809
INEOS Finance PLC:
6.625%, 5/15/28(16)	EUR	100	115,523
7.50%, 4/15/29(1)		551	536,145
7.875%, 11/15/31(1)	EUR	100	109,937
7.875%, 11/15/31(16)	EUR	190	208,880
			$ 8,146,209
Chemicals and Plastics — 1.1%
Avient Corp.:
6.25%, 11/1/31(1)		893	$ 905,477
7.125%, 8/1/30(1)		1,762	1,795,674
Celanese U.S. Holdings LLC, 7.70%, 11/15/33		2,864	3,061,668
Cerdia Finanz GmbH, 9.375%, 10/3/31(1)		1,215	1,091,471
INEOS Finance PLC:
6.375%, 4/15/29(16)	EUR	100	112,750
7.25%, 3/31/31(16)	EUR	250	272,912
Olympus Water U.S. Holding Corp.:
6.125%, 2/15/33(1)	EUR	425	489,021
Security	Principal Amount* (000's omitted)		Value
Chemicals and Plastics (continued)
Olympus Water U.S. Holding Corp.: (continued)
7.25%, 2/15/33(1)		4,020	$ 3,978,685
Valvoline, Inc., 3.625%, 6/15/31(1)		1,403	1,294,885
			$ 13,002,543
Clothing/Textiles — 0.0%†
PrestigeBidCo GmbH, 5.954%, (3 mo. EURIBOR + 3.75%), 7/1/29(2)(16)	EUR	100	$ 115,925
			$ 115,925
Commercial Services — 2.2%
Aegis Lux 1a SARL:
5.625% PIK, 10/29/31(1)	EUR	200	$ 232,528
5.625%, 10/29/31(16)	EUR	220	255,780
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.875%, 6/15/30(1)		745	766,074
Amber Finco PLC, 6.625%, 7/15/29(1)	EUR	165	195,651
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32(1)		545	549,046
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(16)	EUR	120	89,350
Belron U.K. Finance PLC:
4.625%, 10/15/29(1)	EUR	230	266,976
4.625%, 10/15/29(16)	EUR	100	116,076
5.75%, 10/15/29(1)		2,115	2,126,150
Block, Inc.:
5.625%, 8/15/30(1)		1,240	1,243,734
6.00%, 8/15/33(1)		1,385	1,395,353
Champions Financing, Inc., 8.75%, 2/15/29(1)		1,036	1,008,515
Currenta Group Holdings SARL:
6.283%, (3 mo. EURIBOR + 4.00%), 5/15/32(1)(2)	EUR	200	230,154
6.283%, (3 mo. EURIBOR + 4.00%), 5/15/32(2)(16)	EUR	320	368,246
HealthEquity, Inc., 4.50%, 10/1/29(1)		1,674	1,628,470
Herc Holdings, Inc.:
5.75%, 3/15/31(1)		315	314,847
6.00%, 3/15/34(1)		380	377,867
7.00%, 6/15/30(1)		1,180	1,222,778
7.25%, 6/15/33(1)		1,010	1,053,690
Korn Ferry, 4.625%, 12/15/27(1)		1,912	1,903,500
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)		2,923	2,912,848
Multiversity SpA:
7.125%, 5/17/31(1)	EUR	120	142,723

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Commercial Services (continued)
Multiversity SpA: (continued)
7.125%, 5/17/31(16)	EUR	100	$ 118,936
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		1,647	1,639,497
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.:
5.50%, 5/15/33(16)	EUR	535	599,632
6.75%, 8/15/32(1)		1,046	1,048,732
Synergy Infrastructure Holdings LLC:
7.00%, 7/15/34(1)		390	395,817
7.875%, 12/1/30(1)		1,340	1,403,825
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		2,214	2,291,160
			$ 25,897,955
Computers — 0.9%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)		1,042	$ 1,073,926
Atos Group, 9.36% to 12/18/26, 12/18/29(4)(16)	EUR	153	200,841
CACI International, Inc., 6.375%, 6/15/33(1)		1,110	1,126,450
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)		1,892	1,975,099
Fortress Intermediate 3, Inc., 7.50%, 6/1/31(1)		3,000	3,053,640
Insight Enterprises, Inc., 6.625%, 5/15/32(1)		1,772	1,802,181
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)		1,249	1,378,054
			$ 10,610,191
Containers and Glass Products — 0.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(16)	EUR	290	$ 319,735
4.00%, 9/1/29(1)		1,439	1,368,615
5.00%, 1/30/31(16)	EUR	235	271,117
6.25%, 1/30/31(1)		375	379,439
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(1)		1,362	1,293,233
			$ 3,632,139
Cosmetics & Personal Care — 0.0%†
Opal Bidco SAS, 5.50%, 3/31/32(16)	EUR	215	$ 254,128
			$ 254,128
Distribution & Wholesale — 0.5%
Azelis Finance NV, 4.75%, 9/25/29(16)	EUR	200	$ 233,164
Performance Food Group, Inc., 4.25%, 8/1/29(1)		2,429	2,358,949
Rexel SA, 5.25%, 9/15/30(16)	EUR	150	176,484
Security	Principal Amount* (000's omitted)		Value
Distribution & Wholesale (continued)
Windsor Holdings III LLC, 8.50%, 6/15/30(1)		2,847	$ 2,966,366
Wolseley Group Finco PLC, 9.75%, 1/31/31(16)	GBP	180	225,108
			$ 5,960,071
Diversified Financial Services — 1.8%
Azorra Finance Ltd., 7.25%, 1/15/31(1)		1,194	$ 1,227,801
CI Financial Corp., 4.10%, 6/15/51		1,365	923,357
Focus Financial Partners LLC, 6.75%, 9/15/31(1)		1,600	1,610,765
Hightower Holding LLC, 9.125%, 1/31/30(1)		1,576	1,642,777
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(1)		2,124	2,196,290
Rocket Cos., Inc.:
6.125%, 8/1/30(1)		1,260	1,282,235
6.125%, 8/1/31(1)		670	684,771
6.375%, 8/1/33(1)		1,890	1,924,425
6.50%, 6/15/34(1)		445	456,984
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(1)		2,648	2,548,797
4.00%, 10/15/33(1)		225	202,633
Sherwood Financing PLC, 7.625%, 12/15/29(16)	EUR	390	454,601
Stonebriar ABF Issuer LLC:
7.00%, 8/15/31(1)(19)		400	400,300
8.125%, 12/15/30(1)		1,330	1,391,507
Unifin Financiera SAB de CV:
7.375%, 2/12/26(10)(20)		620	0
7.375%, 2/12/26(10)(20)		620	0
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)		480	446,250
UWM Holdings LLC:
6.25%, 3/15/31(1)		1,654	1,475,374
6.625%, 2/1/30(1)		710	662,164
WS Escrow LLC, 7.75%, 6/1/33(1)		1,560	1,603,036
			$ 21,134,067
Drugs — 0.3%
Perrigo Finance Unlimited Co.:
4.90%, 12/15/44		588	$ 432,505
5.15%, 6/15/30		2,255	2,170,113
5.375%, 9/30/32	EUR	400	449,618
			$ 3,052,236
Ecological Services and Equipment — 0.9%
Biffa Group Holdings Ltd.:
5.25%, 6/15/31(16)	EUR	435	$ 499,803
7.375%, 6/15/31(16)	GBP	200	268,267

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Ecological Services and Equipment (continued)
Clean Harbors, Inc.:
5.125%, 7/15/29(1)		332	$ 330,449
6.375%, 2/1/31(1)		643	652,526
GFL Environmental Holdings U.S., Inc., 5.50%, 2/1/34(1)		1,650	1,615,909
GFL Environmental, Inc.:
4.375%, 8/15/29(1)		2,000	1,945,708
4.75%, 6/15/29(1)		3,095	3,048,064
Luna 25 SARL, 5.50%, 7/1/32(16)	EUR	410	476,483
Reworld Holding Corp., 4.875%, 12/1/29(1)		1,536	1,466,261
			$ 10,303,470
Electric — 0.1%
Neoen Finco PLC, 5.50%, 6/15/31(16)	EUR	175	$ 203,941
Talen Energy Supply LLC, 6.125%, 5/1/31(1)		1,135	1,135,492
			$ 1,339,433
Electric Utilities — 1.7%
Alpha Generation LLC, 6.75%, 10/15/32(1)		2,791	$ 2,843,622
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28(1)		504	496,465
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC:
5.625%, 2/15/32(1)	EUR	385	447,891
5.625%, 2/15/32(16)	EUR	100	116,335
6.375%, 2/15/32(1)		1,115	1,118,351
Clearway Energy Operating LLC, 3.75%, 2/15/31(1)		694	643,943
Enel SpA, 6.625% to 4/16/31(16)(18)(21)	EUR	300	378,339
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		1,112	1,089,383
Public Power Corp. SA, 4.625%, 10/31/31(16)	EUR	300	348,974
TransAlta Corp., 5.875%, 2/1/34		1,341	1,321,774
VoltaGrid LLC, 7.375%, 11/1/30(1)		2,535	2,632,993
WESCO Distribution, Inc.:
5.25%, 4/15/31(1)		375	372,089
6.375%, 3/15/29(1)		1,848	1,883,278
6.375%, 3/15/33(1)		995	1,021,598
6.625%, 3/15/32(1)		854	881,081
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/27(1)		1,207	1,198,446
7.75%, 4/15/34(1)		1,125	1,184,771
8.375%, 1/15/31(1)		760	810,947
8.625%, 3/15/33(1)		765	820,652
			$ 19,610,932
Security	Principal Amount* (000's omitted)		Value
Electronics/Electrical — 0.6%
Castello BC Bidco SpA:
6.791%, (3 mo. EURIBOR + 4.50%), 11/14/31(2)(16)	EUR	220	$ 254,148
6.791%, (3 mo. EURIBOR + 4.50%), 11/14/31(1)(2)	EUR	125	144,402
Ingram Micro, Inc., 4.75%, 5/15/29(1)		4,165	4,093,062
Sensata Technologies, Inc.:
3.75%, 2/15/31(1)		1,660	1,553,188
4.375%, 2/15/30(1)		627	610,229
SS&C Technologies, Inc., 5.50%, 9/30/27(1)		517	517,165
			$ 7,172,194
Energy — 1.0%
Sunoco LP:
4.50%, 10/1/29(1)		376	$ 365,387
4.625%, 5/1/30(1)		1,501	1,450,726
5.875%, 3/15/34(1)		1,170	1,154,654
7.25%, 5/1/32(1)		2,146	2,227,305
7.875% to 9/18/30(1)(18)(21)		4,565	4,750,257
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30		1,692	1,644,426
			$ 11,592,755
Engineering & Construction — 0.4%
Arcosa, Inc., 6.875%, 8/15/32(1)		1,046	$ 1,091,974
Artera Services LLC, 8.50%, 2/15/31(1)		1,263	1,136,918
Egis SA, 5.125%, 5/15/31(16)	EUR	450	524,378
Infrastrutture Wireless Italiane SpA:
1.75%, 4/19/31(16)	EUR	375	392,182
3.625%, 10/13/32(16)	EUR	115	126,186
OHL Operaciones SA, 9.75%, (5.10% cash and 4.65% PIK), 12/31/29(16)	EUR	374	404,953
VM Consolidated, Inc., 5.50%, 4/15/29(1)		1,131	998,675
			$ 4,675,266
Entertainment — 1.4%
Allwyn Entertainment Financing U.K. PLC:
4.125%, 2/15/31(1)	EUR	405	$ 456,380
7.25%, 4/30/30(16)	EUR	473	561,562
7.875%, 4/30/29(1)		1,984	2,039,533
Asmodee Group AB, 4.25%, 12/15/31(16)	EUR	230	264,970
Banijay Gaming SAS, 5.125%, 12/10/31(16)	EUR	550	639,437
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 1/15/33(1)		1,005	985,830
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)		671	675,258

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Cirsa Finance International SARL, 7.875%, 7/31/28(16)	EUR	100	$ 117,202
CPUK Finance Ltd.:
6.875%, 8/28/32(16)	GBP	280	375,124
7.875%, 8/28/29(16)	GBP	130	178,182
Discovery Global Holdings, Inc., 5.05%, 3/15/42		1,010	741,158
Flutter Treasury DAC:
5.00%, 4/29/29(16)	EUR	135	157,764
5.875%, 6/4/31(1)		1,507	1,502,449
Intralot Capital Luxembourg SA, 6.75%, 10/15/31(16)	EUR	557	646,875
LHMC Finco 2 SARL:
9.375%, (8.625% cash or 9.375% PIK), 5/15/30(1)(17)	EUR	105	123,527
9.375%, (8.625% cash or 9.375% PIK), 5/15/30(16)(17)	EUR	406	478,217
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)		1,687	1,758,421
Motion Bondco DAC:
4.50%, 11/15/27(16)	EUR	100	110,927
6.625%, 11/15/27(1)		635	614,804
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		1,450	1,437,959
Voyager Parent LLC, 9.25%, 7/1/32(1)		2,636	2,789,239
			$ 16,654,818
Financial Intermediaries — 0.1%
Alpha Holding SA de CV:
9.00%, 2/10/25(1)(20)		721	$ 6,491
10.00%, 12/19/22(1)(20)		188	1,695
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)		1,270	1,210,907
			$ 1,219,093
Food Products — 0.4%
Froneri Lux FinCo SARL, 4.75%, 8/1/32(16)	EUR	225	$ 251,156
Ingles Markets, Inc., 4.00%, 6/15/31(1)		1,502	1,418,263
La Doria SpA, 5.525%, (3 mo. EURIBOR + 3.375%), 12/30/30(2)(16)	EUR	540	621,947
Post Holdings, Inc., 6.25%, 2/15/32(1)		1,176	1,195,182
Premier Foods Finance PLC, 3.50%, 10/15/26(16)	GBP	125	165,454
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(1)		882	893,736
			$ 4,545,738
Security	Principal Amount* (000's omitted)		Value
Food Retail — 0.0%†
Co-Operative Group Ltd., 8.25%, 12/15/31(16)	GBP	180	$ 245,326
			$ 245,326
Food Service — 1.3%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(1)		1,906	$ 1,871,148
4.00%, 10/15/30(1)		2,705	2,555,208
4.375%, 1/15/28(1)		1,014	1,003,138
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(1)		1,375	1,362,491
6.375%, 4/15/34(1)		1,780	1,807,688
7.625%, 7/1/29(1)		2,278	2,351,866
TKC Holdings, Inc.:
8.50%, 8/15/30(1)		1,660	1,709,581
12.00%, 2/15/31(1)		365	384,975
U.S. Foods, Inc., 4.75%, 2/15/29(1)		1,837	1,814,332
Yum! Brands, Inc., 3.625%, 3/15/31		603	561,516
			$ 15,421,943
Food/Drug Retailers — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(1)		1,028	$ 995,164
5.625%, 3/31/32(1)		2,370	2,292,611
			$ 3,287,775
Forest Products & Paper — 0.1%
WEPA Hygieneprodukte GmbH, 5.625%, 1/15/31(16)	EUR	660	$ 772,614
			$ 772,614
Health Care — 2.7%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/29(1)		588	$ 579,196
7.375%, 3/15/33(1)		588	606,036
Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc., 6.079%, (3 mo. EURIBOR + 3.875%), 1/15/31(2)(16)	EUR	430	496,368
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		1,382	1,401,995
Global Medical Response, Inc., 7.375%, 10/1/32(1)		1,318	1,366,634
IQVIA, Inc.:
2.25%, 3/15/29(16)	EUR	300	333,217
5.00%, 10/15/26(1)		850	849,968
6.25%, 6/1/32(1)		1,970	2,005,319
6.50%, 5/15/30(1)		825	842,582

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Health Care (continued)
LifePoint Health, Inc.:
5.375%, 1/15/29(1)		2,888	$ 2,772,779
9.875%, 8/15/30(1)		825	870,301
10.00%, 6/1/32(1)		375	374,836
Medline Borrower LP, 5.25%, 10/1/29(1)		5,431	5,400,555
Option Care Health, Inc., 4.375%, 10/31/29(1)		1,991	1,914,186
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)		1,396	1,414,973
Team Health Holdings, Inc.:
8.375%, 6/30/28(1)		951	954,173
13.50%, (9.00% cash and 4.50% PIK), 6/30/28(1)		2,181	2,231,125
TEAM Services Holding, Inc., 9.00%, 2/15/33(1)		850	860,978
Tenet Healthcare Corp.:
4.375%, 1/15/30		187	181,328
5.125%, 11/1/27		1,607	1,607,836
5.50%, 11/15/32(1)		925	920,237
6.00%, 11/15/33(1)		480	484,542
6.125%, 10/1/28		1,115	1,120,072
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)		1,960	1,850,407
			$ 31,439,643
Health Care Providers & Services — 0.1%
National Mentor Holdings, Inc., 10.50%, 12/15/30(1)		1,405	$ 1,481,841
			$ 1,481,841
Health Care Technology — 0.4%
athenahealth Group, Inc., 6.50%, 2/15/30(1)		4,839	$ 4,642,774
			$ 4,642,774
Healthcare Services — 0.0%†
HomeVi SASU, 6.625%, 10/31/31(1)	EUR	100	$ 116,247
			$ 116,247
Home Furnishings — 0.3%
Somnigroup International, Inc.:
3.875%, 10/15/31(1)		1,932	$ 1,776,865
4.00%, 4/15/29(1)		968	933,807
Whirlpool EMEA Finance SARL, 0.50%, 2/20/28	EUR	250	267,128
			$ 2,977,800
Homebuilders/Real Estate — 0.0%†
M/I Homes, Inc.:
3.95%, 2/15/30		210	$ 199,659
Security	Principal Amount* (000's omitted)		Value
Homebuilders/Real Estate (continued)
M/I Homes, Inc.: (continued)
4.95%, 2/1/28		252	$ 251,008
			$ 450,667
Industrial Equipment — 0.0%†
TK Elevator Midco GmbH, 4.375%, 7/15/27(16)	EUR	99	$ 113,897
			$ 113,897
Insurance — 1.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(1)		370	$ 369,448
7.00%, 1/15/31(1)		808	821,552
7.375%, 10/1/32(1)		285	283,235
AmWINS Group, Inc., 4.875%, 6/30/29(1)		2,340	2,256,295
Asurion LLC/Asurion Co-Issuer, Inc.:
8.00%, 12/31/32(1)		2,800	2,823,440
8.375%, 2/1/34(1)		775	717,971
CRC Insurance Group LLC, 7.125%, 6/1/31(1)		2,812	2,804,706
Galaxy Bidco Ltd., 8.125%, 12/19/29(16)	GBP	180	247,273
Ryan Specialty LLC, 5.875%, 8/1/32(1)		1,398	1,376,265
			$ 11,700,185
Internet Software & Services — 0.6%
Arches Buyer, Inc., 6.125%, 12/1/28(1)		1,854	$ 1,827,578
Cars.com, Inc., 6.375%, 11/1/28(1)		1,110	1,101,765
Match Group Holdings II LLC, 3.625%, 10/1/31(1)		1,727	1,554,906
Science Applications International Corp.:
4.875%, 4/1/28(1)		1,487	1,477,227
5.875%, 11/1/33(1)		1,055	1,040,045
United Group BV:
6.50%, 10/31/31(1)	EUR	245	289,435
6.50%, 10/31/31(16)	EUR	100	118,137
6.75%, 2/15/31(16)	EUR	120	143,219
			$ 7,552,312
Leisure Goods/Activities/Movies — 0.4%
Acushnet Co., 5.625%, 12/1/33(1)		795	$ 792,779
Carnival Corp. Ltd.:
5.75%, 1/15/30(16)	EUR	100	121,695
5.75%, 8/1/32(1)		1,190	1,203,111
NCL Corp. Ltd.:
6.75%, 2/1/32(1)		1,425	1,422,801
7.75%, 2/15/29(1)		433	452,075

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Leisure Goods/Activities/Movies (continued)
NCL Finance Ltd., 6.125%, 3/15/28(1)		704	$ 709,756
			$ 4,702,217
Leisure Time — 0.1%
Gaia Purchaser, Inc., 7.625%, 7/15/33(1)(19)		1,525	$ 1,543,433
			$ 1,543,433
Lodging and Casinos — 0.2%
Essendi SA:
5.50%, 11/15/31(16)	EUR	254	$ 294,987
6.375%, 10/15/29(16)	EUR	165	196,100
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(1)		2,098	2,159,229
			$ 2,650,316
Machinery — 0.2%
CEME SpA, 6.791%, (3 mo. EURIBOR + 4.50%), 9/30/31(2)(16)	EUR	220	$ 246,220
Dynamo Newco II GmbH:
6.25%, 10/15/31(1)	EUR	235	254,490
6.25%, 10/15/31(16)	EUR	200	216,588
IMA Industria Macchine Automatiche SpA, 5.954%, (3 mo. EURIBOR + 3.75%), 4/15/29(2)(16)	EUR	150	173,925
King U.S. Bidco, Inc.:
5.454%, 12/1/32(1)(2)	EUR	440	509,174
5.454%, (3 mo. EURIBOR + 3.25%), 12/1/32(2)(16)	EUR	180	208,299
Solaris Energy Infrastructure LLC, 6.375%, 5/15/31(1)		735	743,576
			$ 2,352,272
Media — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.70%, 4/1/51		1,330	$ 825,974
3.90%, 6/1/52		875	558,301
CSC Holdings LLC:
3.375%, 2/15/31(1)		1,080	641,379
4.125%, 12/1/30(1)		701	417,140
11.75%, 1/31/29(1)		1,051	647,151
Discovery Global Holdings, Inc., 4.302%, 1/17/30	EUR	230	261,391
Gray Media, Inc., 4.75%, 10/15/30(1)		176	126,581
Nexstar Media, Inc.:
6.50%, 9/15/33(1)		1,670	1,671,006
7.25%, 4/15/34(1)		1,500	1,497,667
Security	Principal Amount* (000's omitted)		Value
Media (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(1)		610	$ 594,310
4.625%, 3/15/30(1)		925	897,698
7.375%, 2/15/31(1)		1,475	1,538,468
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)		1,337	1,374,992
Summer BidCo BV:
8.875% PIK, 1/31/31(1)	EUR	113	133,747
8.875% PIK, 1/31/31(16)	EUR	103	121,588
Univision Communications, Inc.:
8.50%, 7/31/31(1)		470	472,391
8.875%, 4/15/33(1)		475	467,924
9.375%, 8/1/32(1)		1,076	1,094,135
Versant Media Group, Inc., 7.25%, 1/30/31(1)		1,100	1,138,714
VZ Secured Financing BV, 5.00%, 1/15/32(1)		546	478,397
			$ 14,958,954
Metals/Mining — 0.9%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)		2,011	$ 2,157,640
Compass Minerals International, Inc., 8.00%, 7/1/30(1)		1,514	1,597,670
Constellium SE, 3.75%, 4/15/29(1)		1,970	1,895,688
First Quantum Minerals Ltd.:
6.375%, 2/15/36(1)		2,121	2,083,128
7.25%, 2/15/34(1)		545	559,130
8.00%, 3/1/33(1)		730	764,130
Hudbay Minerals, Inc., 6.125%, 4/1/29(1)		489	491,907
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)		1,513	1,477,095
			$ 11,026,388
Miscellaneous Manufacturing — 0.1%
Axon Enterprise, Inc.:
6.125%, 3/15/30(1)		535	$ 547,017
6.25%, 3/15/33(1)		410	420,495
			$ 967,512
Nonferrous Metals/Minerals — 0.1%
Eldorado Gold Corp., 6.25%, 9/1/29(1)		1,333	$ 1,331,165
			$ 1,331,165
Oil and Gas — 2.0%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)		1,475	$ 1,534,658

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Oil and Gas (continued)
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 2/1/34(1)		530	$ 527,141
Crescent Energy Finance LLC:
7.875%, 4/15/32(1)		409	414,387
9.75%, 10/15/30(1)		477	505,870
DBR Land Holdings LLC, 6.25%, 12/1/30(1)		1,175	1,193,953
Kodiak Gas Services LLC:
6.50%, 10/1/33(1)		959	972,645
6.75%, 10/1/35(1)		400	410,590
Matador Resources Co.:
6.00%, 4/15/34(1)		650	634,091
6.50%, 4/15/32(1)		1,400	1,408,386
Noble Finance II LLC, 6.25%, 6/15/34(1)		820	804,175
Petroleos de Venezuela SA:
5.375%, 4/12/27(16)(20)		610	224,979
6.00%, 10/28/22(16)(20)		757	274,616
6.00%, 5/16/24(16)(20)		604	227,660
6.00%, 11/15/26(16)(20)		453	170,933
8.50%, 10/20/27		487	567,355
9.00%, 11/17/21(16)(20)		511	224,143
9.75%, 5/17/35(16)(20)		565	252,546
12.75%, 2/17/22(16)(20)		488	244,400
Petroleos Mexicanos:
5.95%, 1/28/31		210	207,690
6.70%, 2/16/32		100	100,947
6.75%, 9/21/47		600	514,038
6.84%, 1/23/30		1,000	1,027,686
Petronas Capital Ltd.:
2.48%, 1/28/32(16)		600	535,889
4.55%, 4/21/50(16)		310	271,042
5.34%, 4/3/35(16)		800	820,301
SM Energy Co.:
7.00%, 8/1/32(1)		1,070	1,080,574
8.625%, 11/1/30(1)		1,629	1,711,553
Sonangol Finance Ltd., 10.00%, 1/29/31(16)		223	224,815
Transocean International Ltd.:
7.875%, 10/15/32(1)		245	255,894
8.25%, 5/15/29(1)		1,249	1,290,358
8.75%, 2/15/30(1)		495	514,586
UGI International LLC:
2.50%, 12/1/29(16)	EUR	150	162,550
5.00%, 6/1/31(16)	EUR	100	117,022
WBI Operating LLC:
6.25%, 10/15/30(1)		1,430	1,438,723
Security	Principal Amount* (000's omitted)		Value
Oil and Gas (continued)
WBI Operating LLC: (continued)
6.50%, 10/15/33(1)		1,240	$ 1,248,438
Weatherford International Ltd., 6.75%, 10/15/33(1)		825	842,202
			$ 22,956,836
Packaging & Containers — 0.9%
Ardagh Group SA, 9.50%, 12/1/30(1)		1,755	$ 1,877,246
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(1)		1,732	1,682,379
8.75%, 4/15/30(1)		2,346	2,316,014
Constantia Flexibles GmbH, 6.25%, 7/15/32(1)(19)	EUR	100	116,050
Sword Purchaser LLC, 8.25%, 4/15/33(1)		2,854	2,954,861
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC:
8.25%, 5/15/30(1)	EUR	230	240,621
9.50%, 5/15/30(1)		1,225	1,155,890
			$ 10,343,061
Pharmaceuticals — 1.4%
1261229 BC Ltd., 10.00%, 4/15/32(1)		4,674	$ 4,737,127
Amneal Pharmaceuticals LLC, 6.875%, 8/1/32(1)		742	771,130
Bayer AG, 5.375% to 6/25/30, 3/25/82(16)(18)	EUR	300	353,975
BellRing Brands, Inc., 7.00%, 3/15/30(1)		2,444	2,445,399
Endo Finance Holdings LP, 8.50%, 4/15/31(1)		1,400	1,472,394
Grifols SA, 7.50%, 5/1/30(16)	EUR	646	768,930
Nidda Healthcare Holding GmbH:
5.533%, (3 mo. EURIBOR + 3.25%), 10/15/32(1)(2)	EUR	100	114,799
5.533%, (3 mo. EURIBOR + 3.25%), 10/15/32(2)(16)	EUR	330	378,838
P&L Development LLC/PLD Finance Corp., 12.00%, (12.00% cash or 9.00% cash and 3.50% PIK), 5/15/29(1)(17)		941	922,470
Rossini SARL, 6.75%, 12/31/29(16)	EUR	310	367,570
Teva Pharmaceutical Finance Netherlands II BV:
4.375%, 5/9/30	EUR	592	689,800
7.875%, 9/15/31	EUR	395	529,666
Teva Pharmaceutical Finance Netherlands III BV:
4.10%, 10/1/46		2,726	2,105,696
6.00%, 12/1/32		1,125	1,167,992
			$ 16,825,786
Pipelines — 1.3%
Energy Transfer LP, 5.00%, 5/15/50		1,094	$ 926,647

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Pipelines (continued)
Global Partners LP/GLP Finance Corp.:
7.125%, 7/1/33(1)		700	$ 708,716
8.25%, 1/15/32(1)		1,317	1,379,964
Kinetik Holdings LP, 5.875%, 6/15/30(1)		2,308	2,322,462
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125%, 2/15/29(1)		574	594,453
8.375%, 2/15/32(1)		910	947,759
Plains All American Pipeline LP, Series B, 8.023% to 7/30/26, (3 mo. SOFR + 4.372%)(2)(21)		1,912	1,918,468
Venture Global Calcasieu Pass LLC, 6.00%, 5/1/36(1)		1,020	1,031,595
Venture Global LNG, Inc.:
6.625%, 6/15/36(1)		765	754,484
8.375%, 6/1/31(1)		877	913,223
9.00% to 9/30/29(1)(18)(21)		1,765	1,724,114
9.50%, 2/1/29(1)		1,623	1,747,664
9.875%, 2/1/32(1)		355	379,127
			$ 15,348,676
Professional Services — 0.1%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)		545	$ 556,234
			$ 556,234
Publishing — 0.3%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)		423	$ 421,515
7.375%, 9/1/31(1)		553	562,448
8.00%, 8/1/29(1)		1,879	1,883,993
			$ 2,867,956
Radio and Television — 0.2%
Clear Channel Outdoor Holdings, Inc.:
7.125%, 2/15/31(1)		609	$ 630,945
7.50%, 3/15/33(1)		254	267,621
7.75%, 4/15/28(1)		1,316	1,321,673
7.875%, 4/1/30(1)		292	304,373
			$ 2,524,612
Real Estate Investment Trusts (REITs) — 0.6%
Adler Financing SARL, 8.25% PIK, 12/31/28	EUR	526	$ 679,418
Alexandrite Lake Lux Holdings SARL, 6.75%, 7/30/30(1)	EUR	200	228,819
Alexandrite Monnet U.K. Holdco PLC, 6.875%, 5/31/31(16)	EUR	320	369,218
Security	Principal Amount* (000's omitted)		Value
Real Estate Investment Trusts (REITs) (continued)
alstria SARL, 5.50%, 3/20/31(16)	EUR	300	$ 343,367
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(1)		391	391,545
8.875%, 9/1/31(1)		1,343	1,410,345
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)		2,048	2,137,674
Immobiliare Grande Distribuzione SIIQ SpA, 4.45%, 11/4/30(16)	EUR	400	463,967
Iron Mountain, Inc., 4.75%, 1/15/34(16)	EUR	320	364,325
New Immo Holding SA, 4.875%, 12/8/28(16)	EUR	300	344,281
			$ 6,732,959
Retail — 1.7%
B&M European Value Retail PLC, 4.00%, 11/15/28(16)	GBP	300	$ 387,740
Boots Group Finco LP, 7.375%, 8/31/32(16)	GBP	275	377,645
CD&R Firefly Bidco PLC, 8.625%, 4/30/29(16)	GBP	750	1,026,060
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(1)		2,337	2,451,188
Ferrellgas LP/Ferrellgas Finance Corp.:
5.875%, 4/1/29(1)		1,151	1,120,189
9.25%, 1/15/31(1)		655	690,729
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/29(1)		442	435,759
Group 1 Automotive, Inc.:
4.00%, 8/15/28(1)		1,328	1,293,940
6.375%, 1/15/30(1)		455	461,000
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)		957	948,431
LCM Investments Holdings II LLC:
4.875%, 5/1/29(1)		1,652	1,609,295
8.25%, 8/1/31(1)		262	273,153
Men's Wearhouse LLC, 9.00%, 2/1/31(1)		820	871,822
Molins Finance SA, 5.50%, 6/15/33(16)	EUR	200	239,133
Park River Holdings, Inc.:
8.00%, 3/15/31(1)		1,707	1,723,580
8.75%, 12/31/30(1)		510	496,691
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/32(1)		2,045	2,046,918
10.00%, 9/15/33(1)		540	541,243
Punch Finance PLC, 7.875%, 12/30/30(16)	GBP	210	288,050
QXO Building Products, Inc.:
6.50%, 7/15/31(1)		315	321,214
6.875%, 7/15/34(1)		735	754,974

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Retail (continued)
Waga Bondco Ltd., 8.50%, 6/15/30(16)	GBP	200	$ 229,733
White Cap Supply Holdings LLC, 7.375%, 11/15/30(1)		1,699	1,724,240
			$ 20,312,727
Retailers (Except Food and Drug) — 0.4%
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)		479	$ 488,923
6.75%, 7/1/36		437	438,183
Michaels Cos., Inc., 8.50%, 3/15/33(1)		2,370	2,348,871
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)		1,532	1,486,305
			$ 4,762,282
Semiconductors & Semiconductor Equipment — 0.2%
ams-OSRAM AG, 10.50%, 3/30/29(16)	EUR	149	$ 181,024
BE Semiconductor Industries NV, 4.50%, 7/15/31(16)	EUR	200	238,053
ON Semiconductor Corp., 3.875%, 9/1/28(1)		1,544	1,506,883
			$ 1,925,960
Software — 1.3%
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)		897	$ 803,552
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)		2,340	2,272,190
9.00%, 9/30/29(1)		4,150	4,031,276
OAK-Eagle Acquireco, Inc.:
6.25%, 7/1/33(1)	EUR	100	119,923
6.25%, 7/1/33(16)	EUR	440	527,662
7.25%, 7/1/33(1)		3,631	3,800,391
8.75%, 7/1/34(1)		2,690	2,856,570
TeamSystem SpA:
5.00%, 7/1/31(1)	EUR	300	331,029
6.50%, 7/1/32(1)(19)	EUR	100	114,237
			$ 14,856,830
Software and Services — 0.1%
Fair Isaac Corp., 4.00%, 6/15/28(1)		1,248	$ 1,221,659
			$ 1,221,659
Specialty Retail — 0.0%†
Fiber Midco SpA, 10.75%, 6/15/29(16)	EUR	345	$ 369,275
			$ 369,275
Security	Principal Amount* (000's omitted)		Value
Steel — 0.6%
ATI, Inc., 5.875%, 12/1/27		320	$ 320,840
Cleveland-Cliffs, Inc.:
7.375%, 5/1/33(1)		1,325	1,325,284
7.50%, 9/15/31(1)		1,610	1,630,742
7.625%, 1/15/34(1)		775	774,539
Commercial Metals Co.:
5.75%, 11/15/33(1)		745	741,005
6.00%, 12/15/35(1)		745	743,470
TMS International Corp., 6.25%, 4/15/29(1)		1,365	1,366,897
			$ 6,902,777
Technology — 0.1%
Brightstar Lottery PLC, 5.25%, 1/15/29(1)		1,421	$ 1,417,035
			$ 1,417,035
Telecommunications — 2.5%
APLD ComputeCo 2 LLC, 6.75%, 3/15/31(1)		1,815	$ 1,822,810
APLD ComputeCo 3 LLC, 7.00%, 6/15/31(1)		1,130	1,129,096
APLD ComputeCo LLC, 9.25%, 12/15/30(1)		885	955,229
Black Pearl Compute LLC, 6.125%, 2/15/31(1)		910	922,799
British Telecommunications Ltd., 6.375% to 9/3/30, 12/3/55(16)(18)	GBP	460	617,591
Ciena Corp., 4.00%, 1/31/30(1)		1,079	1,030,536
Cipher Compute LLC, 7.125%, 11/15/30(1)		815	848,230
Core Scientific Finance I LLC, 7.75%, 5/15/31(1)		1,179	1,196,450
EchoStar Corp., 10.75%, 11/30/29		1,790	1,935,347
Eutelsat SA, 1.50%, 10/13/28(16)	EUR	500	551,610
Fibercop SpA:
5.125%, 6/30/32(16)	EUR	430	505,767
5.25%, 3/17/55	EUR	100	98,793
7.20%, 7/18/36(1)		235	241,568
Iliad Holding SAS:
5.375%, 4/15/30(16)	EUR	100	117,411
5.625%, 10/15/28(16)	EUR	100	115,039
6.875%, 4/15/31(16)	EUR	200	241,262
7.00%, 4/15/32(1)		915	933,672
8.50%, 4/15/31(1)		720	763,218
Level 3 Financing, Inc., 7.00%, 3/31/34(1)		491	506,455
Maticmind SpA, 7.541%, 12/31/32(2)(16)	EUR	265	269,689
NJJ Continental SA, 3.875%, 10/15/30(16)	EUR	270	307,905
Odido Group Holding BV, 5.50%, 1/15/30(16)	EUR	345	397,729
Sable International Finance Ltd., 7.125%, 10/15/32(1)		822	816,825
Stagwell Global LLC, 5.625%, 8/15/29(1)		1,056	1,019,294

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
Telecommunications Co. Telekom Srbija AD Belgrade, 6.75%, 5/18/33(16)	EUR	100	$ 117,459
Telefonica Europe BV, 2.88% to 2/24/28(16)(18)(21)	EUR	200	225,021
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
8.625%, 6/15/32(1)		1,144	1,194,405
8.625%, 6/15/32(1)		710	741,283
Uniti Services LLC, 7.50%, 10/15/33(1)		2,842	2,992,774
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(1)		1,830	1,505,347
Vodafone Group PLC, 8.00% to 5/30/31, 8/30/86(16)(18)	GBP	400	574,754
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(1)		492	519,104
WULF Compute LLC, 7.75%, 10/15/30(1)		597	627,425
Zegona Finance PLC:
4.25%, 1/15/32(16)(19)	EUR	100	114,769
6.75%, 7/15/29(16)	EUR	305	361,382
8.625%, 7/15/29(1)		2,674	2,793,151
			$ 29,111,199
Trading Companies & Distributors — 0.0%†
Core & Main LP, 6.00%, 7/1/34(1)(19)		350	$ 352,007
			$ 352,007
Transportation — 0.5%
Edge Finco PLC, 8.125%, 8/15/31(16)	GBP	800	$ 1,113,273
InPost SA, 4.00%, 4/1/31(16)	EUR	220	249,307
Ocado Group PLC, 11.00%, 6/15/30(16)	GBP	100	140,089
Seaspan Corp., 5.50%, 8/1/29(1)		1,911	1,876,360
Stonepeak Nile Parent LLC, 7.25%, 3/15/32(1)		697	722,298
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)		1,363	1,400,436
			$ 5,501,763
Utilities — 1.4%
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)		838	$ 800,757
NRG Energy, Inc.:
3.625%, 2/15/31(1)		1,107	1,028,479
3.875%, 2/15/32(1)		1,466	1,348,605
5.25%, 6/15/29(1)		673	671,580
5.75%, 1/15/34(1)		1,842	1,828,584
5.875%, 5/15/34(1)		265	263,733
6.00%, 2/1/33(1)		1,190	1,196,813
6.00%, 1/15/36(1)		1,445	1,441,213
Security	Principal Amount* (000's omitted)	Value
Utilities (continued)
NRG Energy, Inc.: (continued)
6.125%, 5/15/36(1)	1,160	$ 1,161,036
6.25%, 11/1/34(1)	795	805,306
10.25% to 3/15/28(1)(18)(21)	1,753	1,896,672
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	1,497	1,488,492
Vistra Operations Co. LLC:
4.375%, 5/1/29(1)	939	922,929
5.00%, 7/31/27(1)	1,698	1,697,475
		$ 16,551,674
Total Corporate Bonds (identified cost $562,035,165)		$ 561,440,511
Government National Mortgage Association Participation Agreements — 0.6%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements, 7.767%, 9/10/27(22)	$7,563	$ 7,623,693
Total Government National Mortgage Association Participation Agreements (identified cost $7,562,647)		$ 7,623,693

Preferred Stocks — 0.1%
Security	Shares	Value
Beverages — 0.0%†
City Brewing Topco LLC(10)(13)(14)	66,096	$ 347,004
		$ 347,004
Software and Services — 0.0%†
Blackboard LLC, Series A(10)(13)(14)	11,615	$ 212,903
		$ 212,903
Technology — 0.1%
Cohesity Global, Inc.:
Series G(13)	10,002	$ 215,043
Series G1(13)	6,910	140,791
		$ 355,834
Total Preferred Stocks (identified cost $1,144,306)		$ 915,741

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 33.2%(23)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 0.8%
Aernnova Aerospace SAU, Term Loan, 6.103%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	1,000	$ 1,150,815
Air Comm Corporation LLC:
Term Loan, 6.196%, (3 mo. USD Term SOFR + 2.50%), 12/11/31		1,456	1,458,852
Term Loan, 12/11/31(24)		51	50,929
HDI Aerospace Intermediate Holding III Corp., Term Loan, 6.924%, (3 mo. USD Term SOFR + 3.25%), 2/11/32		642	644,285
TransDigm, Inc.:
Term Loan, 5.894%, (1 mo. USD Term SOFR + 2.25%), 3/22/30		1,300	1,301,546
Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 2/28/31		2,988	2,991,907
VistaJet Malta Finance PLC, Term Loan, 7.442%, (3 mo. USD Term SOFR + 3.75%), 4/1/31		1,355	1,362,489
			$ 8,960,823
Air Freight & Logistics — 0.0%†
Edge Finco PLC, Term Loan, 5.195%, (3 mo. EURIBOR + 3.00%), 8/22/31	EUR	500	$ 577,133
			$ 577,133
Airlines — 0.0%†
American Airlines, Inc., Term Loan, 5.925%, (3 mo. USD Term SOFR + 2.25%), 4/20/28		299	$ 299,315
			$ 299,315
Apparel & Luxury Goods — 0.1%
Gloves Buyer, Inc., Term Loan, 7.644%, (1 mo. USD Term SOFR + 4.00%), 5/21/32		1,364	$ 1,369,921
			$ 1,369,921
Auto Components — 0.6%
Adient U.S. LLC, Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 1/31/31		543	$ 542,841
Autokiniton U.S. Holdings, Inc., Term Loan, 7.758%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		499	498,220
Clarios Global LP:
Term Loan, 4.929%, (1 mo. EURIBOR + 2.75%), 1/28/32	EUR	913	1,048,579
Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		2,097	2,101,782
Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components (continued)
DexKo Global, Inc.:
Term Loan, 6.90%, (3 mo. EURIBOR + 4.75%), 10/6/31	EUR	523	$ 588,734
Term Loan, 6.90%, (3 mo. EURIBOR + 4.75%), 10/6/31	EUR	356	400,887
Term Loan, 8.163%, (3 mo. USD Term SOFR + 4.50%), 10/6/31		820	796,301
RealTruck Group, Inc.:
Term Loan, 9.386%, (3 mo. USD Term SOFR + 5.75%), 1/31/31		150	153,648
Term Loan, 9.898%, (3 mo. USD Term SOFR + 6.00%), 1/31/31		662	417,162
			$ 6,548,154
Automobiles — 0.1%
MajorDrive Holdings IV LLC, Term Loan, 9.382%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		721	$ 692,780
			$ 692,780
Beverages — 0.0%†
City Brewing Co. LLC, Term Loan, 10.666%, (3 mo. USD Term SOFR + 7.00%), 9/30/30		127	$ 19,115
Primo Brands Corp., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 3/31/31		249	250,800
			$ 269,915
Biotechnology — 0.4%
Alkermes, Inc., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 8/12/31		574	$ 576,431
Alltech, Inc., Term Loan, 8.008%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		1,321	1,323,900
Grifols Worldwide Operations USA, Inc.:
Term Loan, 5.198%, (3 mo. EURIBOR + 3.00%), 4/14/33	EUR	750	864,984
Term Loan, 6.187%, (6 mo. USD Term SOFR + 2.50%), 4/14/33		1,496	1,501,771
			$ 4,267,086
Broadline Retail — 0.4%
Peer Holding III BV:
Term Loan, 5.041%, (3 mo. EURIBOR + 2.75%), 11/26/31	EUR	1,500	$ 1,721,218
Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		1,075	1,078,745
Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		1,404	1,408,187
			$ 4,208,150

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Building Products — 0.1%
ADI Global Distribution Funding LLC, Term Loan, 6/17/33(25)		250	$ 250,938
Gibraltar Industries, Inc., Term Loan, 5.869% - 5.875%, (1 mo. USD Term SOFR + 2.25%), 2/2/33		438	438,187
			$ 689,125
Capital Markets — 1.1%
Apex Group Treasury LLC, Term Loan, 7.153%, (3 mo. USD Term SOFR + 3.50%), 2/27/32		448	$ 425,754
Aretec Group, Inc., Term Loan, 6.644%, (1 mo. USD Term SOFR + 3.00%), 8/9/30		781	780,685
Athena Holdco SAS, Term Loan, 5.041%, (3 mo. EURIBOR + 2.75%), 4/14/31	EUR	1,000	1,142,794
Citco Funding LLC, Term Loan, 5.663%, (3 mo. USD Term SOFR + 2.00%), 1/30/33		572	571,104
EIG Management Co. LLC, Term Loan, 8.644%, (1 mo. USD Term SOFR + 5.00%), 5/17/29		371	368,763
Focus Financial Partners LLC, Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 9/15/31		2,735	2,675,006
Franklin Square Holdings LP, Term Loan, 5.894%, (1 mo. USD Term SOFR + 2.25%), 4/25/31		1,005	931,046
HighTower Holdings LLC, Term Loan, 6.408%, (3 mo. USD Term SOFR + 2.75%), 2/3/32		996	990,936
Jupiter Borrower, Inc., Term Loan, 3/25/33(25)		1,500	1,500,630
Kestra Advisor Services Holdings A, Inc., Term Loan, 6.394%, (1 mo. USD Term SOFR + 2.75%), 3/22/31		839	832,430
Mariner Wealth Advisors LLC , Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 12/31/30		963	964,169
Orion Advisor Solutions, Inc., Term Loan, 6.413%, (3 mo. USD Term SOFR + 2.75%), 9/24/30		789	783,099
Orion U.S. Finco, Inc., Term Loan, 7.169%, (3 mo. USD Term SOFR + 3.50%), 10/8/32		723	724,446
Saphilux SARL, Term Loan, 5.992%, (6 mo. EURIBOR + 3.50%), 7/18/28	EUR	500	577,401
			$ 13,268,263
Chemicals — 0.7%
AAP Buyer, Inc., Term Loan, 6.413%, (3 mo. USD Term SOFR + 2.75%), 9/9/31		468	$ 470,018
BASF Coatings, Term Loan, 5/6/33(25)		700	703,062
CP Iris HoldCo I, Inc.:
Term Loan, 7.644%, (1 mo. USD Term SOFR + 4.00%), 10/27/32		363	347,641
Term Loan, 10/27/32(24)		11	10,248
Discovery Purchaser Corp., Term Loan, 7.414%, (3 mo. USD Term SOFR + 3.75%), 10/4/29		690	688,008
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
INEOS U.S. Finance LLC, Term Loan, 6.644%, (1 mo. USD Term SOFR + 3.00%), 2/7/31		793	$ 706,779
Minerals Technologies, Inc., Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 11/26/31		517	518,418
Nouryon Finance BV, Term Loan, 7/3/31(25)		450	450,657
Olympus Water U.S. Holding Corp., Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 6/20/31		2,016	2,015,169
SCUR-Alpha 1503 GmbH, Term Loan, 9.163%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		895	782,024
Tronox Finance LLC:
Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 4/4/29		468	396,204
Term Loan, 6.144% - 6.232%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 9/30/31		971	796,870
W.R. Grace & Co.-Conn., Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 8/19/32		645	644,048
			$ 8,529,146
Commercial Services & Supplies — 1.7%
Albion Financing 3 SARL, Term Loan, 6.632%, (3 mo. USD Term SOFR + 3.00%), 5/21/31		1,772	$ 1,778,219
American Auto Auction Group LLC, Term Loan, 8.232%, (3 mo. USD Term SOFR + 4.50%), 5/28/32		199	199,646
Anticimex International AB, Term Loan, 5.379%, (3 mo. EURIBOR + 3.15%), 11/16/28	EUR	1,000	1,153,946
Befesa SA, Term Loan, 4.15%, (3 mo. EURIBOR + 2.00%), 7/9/29	EUR	1,000	1,155,214
Belfor Holdings, Inc.:
Term Loan, 5.679%, (1 mo. EURIBOR + 3.50%), 11/1/30	EUR	1,000	1,156,882
Term Loan, 6.394%, (1 mo. USD Term SOFR + 2.75%), 11/1/30		539	537,879
EnergySolutions LLC, Term Loan, 6.894%, (1 mo. USD Term SOFR + 3.25%), 9/20/30		1,960	1,968,695
Foundever Group:
Term Loan, 6.05%, (3 mo. EURIBOR + 3.75%), 8/28/28	EUR	500	327,783
Term Loan, 7.744%, (3 mo. USD Term SOFR + 3.75%), 8/28/28		1,810	918,448
Gategroup Fin Luxembourg SA, Term Loan, 7.192%, (3 mo. USD Term SOFR + 3.50%), 6/10/32		596	598,857
GFL Environmental, Inc., Term Loan, 6.156%, (3 mo. USD Term SOFR + 2.50%), 3/3/32		1,529	1,530,637
Harsco Corp., Term Loan, 6.008%, (1 mo. USD Term SOFR + 2.25%), 6/9/28		200	199,394

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Heritage Environmental Services, Inc., Term Loan, 6.644%, (1 mo. USD Term SOFR + 3.00%), 4/1/33		650	$ 654,062
Heritage-Crystal Clean, Inc., Term Loan, 6.642%, (3 mo. USD Term SOFR + 3.00%), 10/17/30		683	685,913
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 6.621%, (1 mo. USD Term SOFR + 3.00%), 12/2/31		1,857	1,863,357
MV Holding GmbH:
Term Loan, 4.179%, (1 mo. EURIBOR + 2.00%), 3/17/32	EUR	1,500	1,728,091
Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 3/17/32		594	594,952
Prime Security Services Borrower LLC, Term Loan, 5.619%, (1 mo. USD Term SOFR + 2.00%), 10/13/30		838	833,594
Reworld Holding Corp.:
Term Loan, 5.889%, (1 mo. USD Term SOFR + 2.25%), 1/15/31		1,051	1,052,159
Term Loan, 5.889%, (1 mo. USD Term SOFR + 2.25%), 1/15/31		171	171,404
Tidal Waste & Recycling Holdings LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 10/24/31		716	717,580
			$ 19,826,712
Construction Materials — 0.4%
Quikrete Holdings, Inc.:
Term Loan, 5.894%, (1 mo. USD Term SOFR + 2.25%), 3/19/29		2,084	$ 2,086,844
Term Loan, 5.894%, (1 mo. USD Term SOFR + 2.25%), 4/14/31		1,295	1,295,617
Term Loan, 5.894%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		1,331	1,331,692
			$ 4,714,153
Consumer Staples Distribution & Retail — 0.2%
Boots Group Bidco Ltd.:
Term Loan, 5.63%, (3 mo. EURIBOR + 3.25%), 8/30/32	EUR	1,000	$ 1,154,323
Term Loan, 6.921%, (3 mo. USD Term SOFR + 3.25%), 8/30/32		1,592	1,599,626
			$ 2,753,949
Containers & Packaging — 0.7%
Altium Packaging LLC, Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		490	$ 477,505
Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Berlin Packaging LLC, Term Loan, 6.932% - 6.982%, (3 mo. USD Term SOFR + 3.25%), 6/7/31		1,201	$ 1,196,104
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.819%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		468	460,156
Pregis TopCo Corp., Term Loan, 7.394%, (1 mo. USD Term SOFR + 3.75%), 2/1/29		608	610,619
Proampac PG Borrower LLC:
Term Loan, 6.311%, (3 mo. EURIBOR + 4.00%), 3/7/33	EUR	1,000	1,151,649
Term Loan, 7.652% - 7.666%, (1 mo. USD Term SOFR + 4.00%, 3 mo. USD Term SOFR + 4.00%), 3/7/33		1,775	1,748,375
Sword Purchaser LLC, Term Loan, 7.644%, (1 mo. USD Term SOFR + 4.00%), 4/11/33		2,025	1,978,648
Trivium Packaging BV, Term Loan, 5.92%, (3 mo. EURIBOR + 3.75%), 5/28/30	EUR	500	575,299
			$ 8,198,355
Distributors — 0.2%
Parts Europe SA, Term Loan, 4.563%, (1 mo. EURIBOR + 2.50%), 2/6/31	EUR	1,500	$ 1,725,152
Phillips Feed Service, Inc., Term Loan, 14.00%, (1 mo. USD Term SOFR + 10.00%), 4/13/33(10)		107	65,051
Rubix Group Midco 3 Ltd., Term Loan, 5.734%, (3 mo. EURIBOR + 3.50%), 9/30/31	EUR	1,000	1,146,650
			$ 2,936,853
Diversified Consumer Services — 0.5%
Amber Finco PLC, Term Loan, 5.541%, (3 mo. EURIBOR + 3.25%), 6/12/29	EUR	1,100	$ 1,269,215
Ascend Learning LLC, Term Loan, 6.644%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		623	608,439
Fugue Finance BV, Term Loan, 4.979%, (3 mo. EURIBOR + 2.75%), 1/9/32	EUR	1,000	1,144,268
Lernen Bidco Ltd., Term Loan, 7.01%, (6 mo. USD Term SOFR + 3.50%), 10/27/31		542	534,352
Spring Education Group, Inc., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 10/4/30		1,326	1,325,064
Wand NewCo 3, Inc., Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		996	996,057
			$ 5,877,395
Diversified Telecommunication Services — 0.4%
Altice France SA, Term Loan, 10.548%, (3 mo. USD Term SOFR + 6.88%), 5/31/31		799	$ 817,029

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services (continued)
Eircom Finco SARL, Term Loan, 4.813%, (1 mo. EURIBOR + 2.75%), 5/15/32	EUR	1,786	$ 2,045,771
Virgin Media Bristol LLC, Term Loan, 6.99%, (1 mo. USD Term SOFR + 3.25%), 1/31/29		1,150	1,104,788
VMED O2 U.K. Holdco 4 Ltd., Term Loan, 5.379%, (1 mo. EURIBOR + 3.25%), 1/31/33	EUR	600	614,310
			$ 4,581,898
Electric Utilities — 0.2%
MRP Buyer LLC, Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		2,134	$ 2,143,695
			$ 2,143,695
Electrical Equipment — 0.6%
Belden, Inc., Term Loan, 6/10/33(25)		775	$ 776,937
Dynamo Newco II GmbH, Term Loan, 5.429%, (1 mo. EURIBOR + 3.25%), 10/1/31	EUR	500	545,949
Finco Utilitas BV, Term Loan, 5.442%, (6 mo. EURIBOR + 2.95%), 9/27/30	EUR	175	201,330
Kohler Energy Co. LLC:
Term Loan, 5.791%, (3 mo. EURIBOR + 3.50%), 5/1/31	EUR	1,500	1,723,181
Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 5/1/31		2,084	2,089,649
Nvent Electric PLC, Term Loan, 6.371%, (1 mo. USD Term SOFR + 2.75%), 1/30/32		1,117	1,120,839
PMI (U.S) Bidco, Inc.:
Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 3/16/33		582	585,900
Term Loan, 3/16/33(24)		93	93,744
SGB-SMIT Midco GmbH, Term Loan, 5.929%, (1 mo. EURIBOR + 3.75%), 3/10/33	EUR	150	173,238
			$ 7,310,767
Electronic Equipment, Instruments & Components — 0.7%
Chamberlain Group, Inc., Term Loan, 6.644%, (1 mo. USD Term SOFR + 3.00%), 9/8/32		2,753	$ 2,758,182
Creation Technologies, Inc., Term Loan, 9.439%, (3 mo. USD Term SOFR + 5.50%), 10/5/28		936	933,080
Range Red Operating, Inc.:
Term Loan, 11.764%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(10)		188	150,346
Term Loan - Second Lien, 11.764%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(10)		788	630,680
Spectris PLC:
Term Loan, 5.541%, (3 mo. EURIBOR + 3.25%), 12/6/32	EUR	1,000	1,151,787
Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Spectris PLC: (continued)
Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 12/6/32		398	$ 400,320
Talbot Participation SAS, Term Loan, 5.291%, (3 mo. EURIBOR + 3.00%), 7/7/32	EUR	1,000	1,150,598
Verifone Systems, Inc., Term Loan, 9.425%, (3 mo. USD Term SOFR + 5.50%), 8/18/28		554	525,801
			$ 7,700,794
Energy Equipment & Services — 0.3%
New Generation Gas Gathering LLC, Term Loan, 8.913%, (3 mo. USD Term SOFR + 5.25%), 9/30/29		2,261	$ 2,204,704
PG Investment Co. 59 SARL, Term Loan, 5.732%, (3 mo. USD Term SOFR + 2.00%), 3/26/31		1,905	1,906,461
			$ 4,111,165
Engineering & Construction — 0.7%
American Residential Services LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 2/2/32		621	$ 624,021
Artera Services LLC, Term Loan, 8.144%, (1 mo. USD Term SOFR + 4.50%), 2/15/31		415	368,580
Azuria Water Solutions, Inc.:
Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 4/25/33		1,517	1,516,276
Term Loan, 4/25/33(24)		158	157,535
Brand Industrial Services, Inc., Term Loan, 8/1/30(25)		500	393,927
Construction Partners, Inc., Term Loan, 5.637%, (1 mo. USD Term SOFR + 2.00%), 11/3/31		667	668,111
Green Infrastructure Partners, Inc., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 9/24/32		923	923,841
Holding Socotec, Term Loan, 5.291%, (3 mo. EURIBOR + 3.00%), 6/2/31	EUR	1,000	1,150,547
New Arclin U.S. Holding Corp., Term Loan, 8.121%, (1 mo. USD Term SOFR + 4.50%), 4/1/33		450	413,759
Northstar Group Services, Inc., Term Loan, 8.413%, (3 mo. USD Term SOFR + 4.75%), 5/31/30		1,693	1,700,322
Trilon Group LLC:
Term Loan, 7.124%, (3 mo. USD Term SOFR + 3.50%), 6/10/33		735	735,612
Term Loan, 6/10/33(24)		65	65,388
			$ 8,717,919

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment — 0.9%
City Football Group Ltd., Term Loan, 6.925%, (3 mo. USD Term SOFR + 3.00%), 7/22/30		1,317	$ 1,315,365
Discovery Global Holdings, Inc.:
Term Loan, 4.679%, (1 mo. EURIBOR + 2.50%), 6/3/33	EUR	1,500	1,719,042
Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 6/3/33		2,256	2,259,198
Electronic Arts, Inc., Term Loan, 3/24/33(25)		1,450	1,455,206
MotoGP Sports Entertainment Group SL, Term Loan, 4.871%, (6 mo. EURIBOR + 2.25%), 8/18/32	EUR	1,500	1,723,969
Pretzel Parent, Inc., Term Loan, 8.144%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		689	659,039
Varsity Brands, Inc., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 8/26/31		1,244	1,246,963
			$ 10,378,782
Financial Services — 0.6%
CPI Holdco B LLC, Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		1,204	$ 1,200,301
NCR Atleos LLC, Term Loan, 6.668%, (3 mo. USD Term SOFR + 3.00%), 4/16/29		541	541,550
Nuvei Corp., Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 11/17/31		518	506,314
Planet U.S. Buyer LLC, Term Loan, 6.656%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		1,176	1,181,792
Synechron, Inc., Term Loan, 7.482%, (3 mo. USD Term SOFR + 3.75%), 10/3/31		1,087	1,020,314
TMF Group Holding BV:
Term Loan, 5.207%, (3 mo. EURIBOR + 3.25%), 5/30/33	EUR	1,000	1,143,245
Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 5/30/33		366	367,074
Walker & Dunlop, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 3/14/32		716	714,148
			$ 6,674,738
Food Products — 1.4%
CHG PPC Parent LLC:
Term Loan, 5.679%, (1 mo. EURIBOR + 3.50%), 12/8/28	EUR	2,000	$ 2,311,628
Term Loan, 6.758%, (1 mo. USD Term SOFR + 3.00%), 12/8/28		455	456,316
Del Monte Foods, Inc.:
Term Loan, 0.00%, 8/2/28(10)(20)		62	0
Term Loan, 0.00%, 8/2/28(10)(20)		55	33,519
Term Loan, 13.244%, (1 mo. USD Term SOFR + 9.50%), 6/30/26(10)		203	123,018
Term Loan - Second Lien, 0.00%, 8/2/28(10)(20)		439	0
Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Froneri Lux Finco SARL:
Term Loan, 4.899%, (6 mo. EURIBOR + 2.75%), 9/30/31	EUR	1,275	$ 1,451,286
Term Loan, 5.149%, (6 mo. EURIBOR + 3.00%), 9/30/32	EUR	1,000	1,138,824
Term Loan, 6.127%, (6 mo. USD Term SOFR + 2.50%), 9/30/32		846	840,921
Golden State Food LLC, Term Loan, 7.232%, (3 mo. USD Term SOFR + 3.50%), 12/4/31		747	749,008
Monogram Food Solutions LLC, Term Loan, 7.258%, (1 mo. USD Term SOFR + 3.50%), 8/28/28		525	525,907
Newly Weds Foods, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		1,188	1,190,471
Nomad Foods Europe Midco Ltd., Term Loan, 5.022%, (6 mo. EURIBOR + 2.50%), 10/28/32	EUR	3,000	3,438,204
Pegasus BidCo BV, Term Loan, 5.039%, (3 mo. EURIBOR + 2.75%), 7/12/32	EUR	940	1,079,812
PFI Lower Midco LLC, Term Loan, 7.644%, (1 mo. USD Term SOFR + 4.00%), 12/1/32		572	576,774
Treehouse Foods, Inc., Term Loan, 7.894%, (1 mo. USD Term SOFR + 4.25%), 2/11/33		875	878,679
United Petfood Finance BV, Term Loan, 4.399%, (6 mo. EURIBOR + 2.25%), 2/26/32	EUR	750	862,961
Valeo F1 Co. Ltd. (Ireland), Term Loan, 6.504%, (6 mo. EURIBOR + 4.00%), 9/30/31	EUR	500	568,952
			$ 16,226,280
Ground Transportation — 0.1%
Student Transportation of America Holdings, Inc., Term Loan, 6.424%, (3 mo. USD Term SOFR + 2.75%), 6/24/32		891	$ 895,372
			$ 895,372
Health Care Equipment & Supplies — 0.4%
Bausch & Lomb Corp., Term Loan, 7.394%, (1 mo. USD Term SOFR + 3.75%), 1/15/31		1,020	$ 1,023,572
Hologic, Inc.:
Term Loan, 5.053%, (3 mo. EURIBOR + 2.75%), 4/7/33	EUR	1,000	1,145,565
Term Loan, 5.995%, (3 mo. USD Term SOFR + 2.25%), 4/7/33		1,150	1,126,764
Mckesson Medical-Surgical Top Holdings, Inc., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 6/9/32		1,700	1,702,482
			$ 4,998,383

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services — 2.0%
AEA International Holdings (Lux) SARL, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		1,027	$ 1,029,836
CNT Holdings I Corp., Term Loan, 6.163%, (3 mo. USD Term SOFR + 2.50%), 11/8/32		666	666,863
Ensemble RCM LLC, Term Loan, 6.663%, (3 mo. USD Term SOFR + 3.00%), 2/9/33		975	972,319
ExamWorks BidCo, Inc., Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 2/6/33		1,072	1,074,285
Hanger, Inc.:
Term Loan, 7.144%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		1,159	1,164,779
Term Loan, 7.144%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(24)		150	151,039
Heartland Dental LLC, Term Loan, 7.144%, (1 mo. USD Term SOFR + 3.50%), 8/25/32		668	669,503
IVC Acquisition Ltd.:
Term Loan, 7.482%, (3 mo. USD Term SOFR + 3.75%), 12/12/28		999	993,601
Term Loan, 8.849%, (3 mo. GBP SONIA + 5.00%), 12/12/28	GBP	1,000	1,331,875
MDVIP, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 10/14/31		470	471,256
Medical Solutions Holdings, Inc.:
Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.50%), 11/1/30		604	153,964
Term Loan, 11/1/30(25)		259	197,589
Mehilainen Yhtiot OYJ, Term Loan, 5.191%, (3 mo. EURIBOR + 3.00%), 8/5/31	EUR	1,000	1,150,964
Midwest Physician Administrative Services LLC, Term Loan, 6.758%, (1 mo. USD Term SOFR + 3.00%), 3/12/28		1,289	1,283,439
National Mentor Holdings, Inc., Term Loan, 9.644%, (1 mo. USD Term SOFR + 6.00%), 12/12/30		1,533	1,547,323
Pacific Dental Services LLC, Term Loan, 5.889%, (1 mo. USD Term SOFR + 2.25%), 3/15/31		1,176	1,177,346
Phoenix Guarantor, Inc., Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 2/21/31		1,415	1,414,071
Radnet Management, Inc., Term Loan, 5.661%, (3 mo. USD Term SOFR + 2.00%), 4/18/31		885	885,263
Raven Acquisition Holdings LLC:
Term Loan, 6.644%, (1 mo. USD Term SOFR + 3.00%), 11/19/31		1,498	1,479,796
Term Loan, 11/19/31(24)		108	107,038
Reverb Buyer, Inc., Term Loan, 7.196%, (3 mo. USD Term SOFR + 3.50%), 11/1/28		1,417	1,006,301
Select Medical Corp.:
Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 12/3/31		960	960,774
Term Loan, 12/31/31(25)		800	804,000
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc., Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 12/19/30		921	$ 923,302
U.S. Anesthesia Partners, Inc., Term Loan, 7.735%, (1 mo. USD Term SOFR + 4.00%), 10/2/28		1,451	1,455,208
			$ 23,071,734
Health Care Technology — 0.2%
Imprivata, Inc., Term Loan, 12/3/29(25)		275	$ 275,304
PointClickCare Technologies, Inc., Term Loan, 6.413%, (3 mo. USD Term SOFR + 2.75%), 11/3/31		892	889,594
Project Ruby Ultimate Parent Corp., Term Loan, 6.508%, (1 mo. USD Term SOFR + 2.75%), 3/10/28		1,001	1,000,532
			$ 2,165,430
Hotels, Restaurants & Leisure — 1.4%
Betclic Everest Group:
Term Loan, 4.734%, (3 mo. EURIBOR + 2.50%), 12/10/31	EUR	500	$ 573,979
Term Loan, 5.234%, (3 mo. EURIBOR + 3.00%), 12/10/31	EUR	150	172,190
Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 12/10/31		1,324	1,327,908
Caesars Entertainment, Inc., Term Loan, 5.894%, (1 mo. USD Term SOFR + 2.25%), 2/6/31		1,226	1,183,061
Delivery Hero SE, Term Loan, 8.643%, (3 mo. USD Term SOFR + 5.00%), 12/12/29		1,319	1,328,061
Fertitta Entertainment LLC, Term Loan, 6.894%, (1 mo. USD Term SOFR + 3.25%), 1/27/29		1,041	1,041,512
Flugo BidCo AB, Term Loan, 6.041%, (3 mo. EURIBOR + 3.75%), 11/2/31	EUR	937	1,040,655
Gaia Purchaser, Inc., Term Loan, 6/25/33(25)		1,450	1,451,812
GVC Holdings (Gibraltar) Ltd., Term Loan, 5.791%, (3 mo. EURIBOR + 3.50%), 6/30/28	EUR	1,119	1,292,910
Herschend Entertainment Co. LLC, Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 5/27/32		396	397,139
Horizon U.S. Finco LP, Term Loan, 8.413%, (3 mo. USD Term SOFR + 4.75%), 10/31/31		944	887,602
IRB Holding Corp., Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 12/16/30		251	251,622
Ontario Gaming GTA LP, Term Loan, 7.982%, (3 mo. USD Term SOFR + 4.25%), 8/1/30		1,466	1,400,086
Pioneer Opco LLC, Term Loan, 6.894%, (1 mo. USD Term SOFR + 3.25%), 5/16/33		700	703,563
Scientific Games Holdings LP, Term Loan, 5.853%, (3 mo. EURIBOR + 3.75%), 4/4/29	EUR	1,000	1,131,991

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 12/4/31		858	$ 853,406
Turquoise Topco Ltd., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 12/30/32		1,097	1,078,048
Voyager Parent LLC, Term Loan, 7.982%, (3 mo. USD Term SOFR + 4.25%), 7/1/32		868	870,064
			$ 16,985,609
Household Durables — 0.9%
Libbey Glass, Inc., Term Loan, 10.32%, (3 mo. USD Term SOFR + 6.50%), 11/22/27		9,171	$ 7,164,686
Madison Safety & Flow LLC, Term Loan, 8.25%, (U.S. (Fed) Prime Rate + 1.50%), 9/26/31		403	403,843
PHRG Intermediate LLC, Term Loan, 7.732%, (3 mo. USD Term SOFR + 4.00%), 2/20/32		941	935,797
Serta Simmons Bedding LLC:
Term Loan, 11.287%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		388	388,127
Term Loan, 11.347%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		574	541,403
Somnigroup International, Inc., Term Loan, 5.87%, (1 mo. USD Term SOFR + 2.25%), 10/24/31		1,304	1,311,667
			$ 10,745,523
Independent Power and Renewable Electricity Producers — 0.1%
Invenergy Thermal Operating I LLC:
Term Loan, 6.37%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		989	$ 994,170
Term Loan, 6.37%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		64	64,661
			$ 1,058,831
Industrial Conglomerates — 0.1%
Ammeraal Beltech Holding BV, Term Loan, 7.291%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	942	$ 883,770
			$ 883,770
Insurance — 1.4%
Acrisure LLC:
Term Loan, 6.644%, (1 mo. USD Term SOFR + 3.00%), 11/6/30		657	$ 595,652
Term Loan, 6.894%, (1 mo. USD Term SOFR + 3.25%), 6/21/32		1,194	1,082,632
Alera Group, Inc., Term Loan, 6.394%, (1 mo. USD Term SOFR + 2.75%), 5/30/32		1,387	1,321,789
Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
Alliant Holdings Intermediate LLC, Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 9/19/31		1,206	$ 1,191,052
Broadstreet Partners, Inc., Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 6/13/31		1,128	1,092,083
HUB International Ltd., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 6/20/30		2,964	2,963,823
IMA Financial Group, Inc., Term Loan, 6.644%, (1 mo. USD Term SOFR + 3.00%), 11/1/28		963	961,352
Ryan Specialty Group LLC, Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 9/15/31		1,231	1,230,480
Siaci Saint Honore, Term Loan, 7/26/32(25)	EUR	1,000	1,141,886
Trucordia Insurance Holdings LLC, Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 6/17/32		1,457	1,303,975
Truist Insurance Holdings LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		276	269,946
USI, Inc., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 11/21/29		2,973	2,966,860
			$ 16,121,530
Interactive Media & Services — 0.1%
Aragorn Parent Corp., Term Loan, 7.144%, (1 mo. USD Term SOFR + 3.50%), 12/16/30		935	$ 938,361
Foundational Education Group, Inc., Term Loan, 8.175%, (3 mo. USD Term SOFR + 4.25%), 8/31/28		525	476,665
			$ 1,415,026
IT Services — 0.9%
Ahead DB Holdings LLC, Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 2/3/31		623	$ 614,391
Asurion LLC:
Term Loan, 7.413%, (3 mo. USD Term SOFR + 3.75%), 2/23/33		979	928,728
Term Loan, 7.913%, (3 mo. USD Term SOFR + 4.25%), 9/19/30		2,006	1,987,053
Gainwell Acquisition Corp., Term Loan, 7.832%, (3 mo. USD Term SOFR + 4.00%), 10/1/27		1,441	1,422,087
Indy U.S. Bidco LLC, Term Loan, 4.929%, (1 mo. EURIBOR + 2.75%), 10/31/30	EUR	500	571,014
NAB Holdings LLC, Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 11/23/28		1,075	1,005,443
Newfold Digital Holdings Group, Inc., Term Loan, 7.214%, (1 mo. USD Term SOFR + 3.60%), 4/30/29		412	333,999
Nielsen Consumer, Inc., Term Loan, 5.894%, (1 mo. USD Term SOFR + 2.25%), 10/31/30		1,213	1,200,622

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Plano HoldCo, Inc., Term Loan, 7.232%, (3 mo. USD Term SOFR + 3.50%), 10/2/31		593	$ 468,075
Sedgwick Claims Management Services, Inc., Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 7/31/31		1,188	1,174,723
Trio Bidco, Inc.:
Term Loan, 7.732%, (3 mo. USD Term SOFR + 4.00%), 10/29/32		384	377,569
Term Loan, 10/29/32(24)		40	39,844
			$ 10,123,548
Leisure Products — 0.1%
Accell Group NV, Term Loan, 5/31/30(25)	EUR	101	$ 21,054
Recess Holdings, Inc., Term Loan, 7.417%, (3 mo. USD Term SOFR + 3.75%), 2/20/30		1,300	1,300,515
Sprint Holdco BV:
Term Loan, 5/31/30(25)	EUR	93	1,077
Term Loan - Second Lien, 6/30/31(25)	EUR	53	152
Sprint MidCo BV, Term Loan - Second Lien, 6/30/31(25)	EUR	62	267
			$ 1,323,065
Life Sciences Tools & Services — 0.2%
Loire Finco Luxembourg SARL:
Term Loan, 5.929%, (1 mo. EURIBOR + 3.75%), 1/21/30	EUR	1,000	$ 1,153,409
Term Loan, 7.644%, (1 mo. USD Term SOFR + 4.00%), 1/21/30		330	331,658
Normec 1 BV, Term Loan, 5.429%, (1 mo. EURIBOR + 3.25%), 4/16/31	EUR	1,000	1,148,581
			$ 2,633,648
Machinery — 2.0%
AAG U.S. GSI Bidco, Inc., Term Loan, 8.732%, (3 mo. USD Term SOFR + 5.00%), 10/31/31		495	$ 495,619
Apex Tool Group LLC, Term Loan, 9.644%, (1 mo. USD Term SOFR + 6.00%), 2/8/29		68	25,930
Astro Acquisition LLC, Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 8/30/32		648	650,265
Bettcher Industries, Inc., Term Loan, 7.732%, (3 mo. USD Term SOFR + 4.00%), 4/15/33		400	401,500
BG MS U.S. Holding LLC, Term Loan, 8.482%, (3 mo. USD Term SOFR + 4.75%), 10/22/32		798	793,013
Cleanova U.S. Holdings LLC, Term Loan, 8.414%, (3 mo. USD Term SOFR + 4.75%), 6/14/32		621	612,931
Columbus McKinnon Corp., Term Loan, 7.232%, (3 mo. USD Term SOFR + 3.50%), 2/3/33		682	681,980
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Conair Holdings LLC, Term Loan, 7.508%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		906	$ 787,457
Cube Industrials Buyer, Inc., Term Loan, 6.669%, (3 mo. USD Term SOFR + 3.00%), 10/17/31		618	619,059
Delachaux Group SA, Term Loan, 5.40%, (3 mo. EURIBOR + 3.25%), 4/16/29	EUR	922	1,065,155
EMRLD Borrower LP:
Term Loan, 5.894%, (1 mo. USD Term SOFR + 2.25%), 8/4/31		1,032	1,032,070
Term Loan, 5.916%, (3 mo. USD Term SOFR + 2.25%), 5/31/30		700	700,357
Engineered Machinery Holdings, Inc.:
Term Loan, 5.791%, (3 mo. EURIBOR + 3.50%), 11/26/32	EUR	1,960	2,260,021
Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 11/26/32		1,796	1,807,611
Filtration Group Corp.:
Term Loan, 5.679%, (1 mo. EURIBOR + 3.50%), 10/21/28	EUR	1,184	1,361,743
Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 10/21/28		414	414,712
Icebox Holdco III, Inc., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 12/22/31		815	818,483
INNIO Group Holding GmbH, Term Loan, 4.248%, (3 mo. EURIBOR + 2.00%), 11/2/31	EUR	578	664,151
Jennmar Inter III LLC, Term Loan, 8.732%, (3 mo. USD Term SOFR + 5.00%), 12/16/30		857	850,810
LSF12 Helix Parent LLC, Term Loan, 7.144%, (1 mo. USD Term SOFR + 3.50%), 2/10/33		1,075	1,056,859
Resilience Parent LLC, Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 2/28/33		1,475	1,473,414
Roper Industrial Products Investment Co. LLC:
Term Loan, 5.179%, (1 mo. EURIBOR + 3.00%), 11/22/29	EUR	981	1,128,628
Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 11/22/29		980	980,313
TK Elevator Midco GmbH:
Term Loan, 5.149%, (3 mo. EURIBOR + 3.00%), 4/30/30	EUR	1,500	1,724,612
Term Loan, 6.377%, (6 mo. USD Term SOFR + 2.75%), 4/30/30		964	968,890
			$ 23,375,583
Marine Transportation — 0.1%
Boluda Towage SL:
Term Loan, 6/24/33(25)		125	$ 125,078
Term Loan, 6/24/33(25)	EUR	1,000	1,152,957
			$ 1,278,035

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Media — 0.4%
ABG Intermediate Holdings 2 LLC:
Term Loan, 5.894%, (1 mo. USD Term SOFR + 2.25%), 12/21/28	244	$ 243,945
Term Loan, 5.894%, (1 mo. USD Term SOFR + 2.25%), 2/13/32	617	617,379
Charter Communications Operating LLC, Term Loan, 5.942%, (3 mo. USD Term SOFR + 2.25%), 12/15/31	566	559,261
Emerald Expositions Holding, Inc.:
Term Loan, 6/17/33(25)	269	269,029
Term Loan, 6/17/33(25)	70	70,334
Term Loan, 6/17/33(25)	35	35,167
Emerald X, Inc., Term Loan, 6.894%, (1 mo. USD Term SOFR + 3.25%), 1/30/32	223	223,462
Fleet Midco I Ltd., Term Loan, 6.394%, (1 mo. USD Term SOFR + 2.75%), 2/21/31	825	826,972
Gray Television, Inc., Term Loan, 6.735%, (1 mo. USD Term SOFR + 3.00%), 12/1/28	492	492,704
Nexstar Broadcasting, Inc., Term Loan, 6.394%, (1 mo. USD Term SOFR + 2.75%), 3/18/33	871	863,882
WH Borrower LLC, Term Loan, 8.142%, (3 mo. USD Term SOFR + 4.50%), 2/20/32	125	125,068
		$ 4,327,203
Metals/Mining — 0.2%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(26)	408	$ 412,552
Arsenal AIC Parent LLC, Term Loan, 6.394%, (1 mo. USD Term SOFR + 2.75%), 8/19/30	431	432,886
Wireco Worldgroup, Inc., Term Loan, 7.414%, (3 mo. USD Term SOFR + 3.75%), 11/13/28	426	425,933
Zekelman Industries, Inc., Term Loan, 5.863%, (1 mo. USD Term SOFR + 2.25%), 1/24/31	1,072	1,073,204
		$ 2,344,575
Oil and Gas Exploration and Production — 0.1%
Staatsolie Maatschappij Suriname NV:
Revolving Loan, 4/26/32(24)	1,176	$ 1,176,468
Term Loan, 9.167%, (3 mo. USD Term SOFR + 5.50%), 5/24/32	124	125,420
		$ 1,301,888
Oil, Gas & Consumable Fuels — 0.6%
Freeport LNG Investments LLLP, Term Loan, 6.925%, (3 mo. USD Term SOFR + 3.25%), 2/11/33	1,950	$ 1,956,094
GIP Pilot Acquisition Partners LP, Term Loan, 5.641%, (3 mo. USD Term SOFR + 2.00%), 5/19/33	466	466,533
Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels (continued)
Matador Bidco SARL, Term Loan, 7.994%, (1 mo. USD Term SOFR + 4.25%), 7/30/29		906	$ 904,367
Natgasoline LLC, Term Loan, 9.144%, (1 mo. USD Term SOFR + 5.50%), 3/29/30		509	509,865
Oxbow Carbon LLC, Term Loan, 7.144%, (1 mo. USD Term SOFR + 3.50%), 5/10/30		481	483,494
Traverse Midstream Partners LLC, Term Loan, 4/21/33(25)		700	700,437
UGI Energy Services LLC, Term Loan, 5.732%, (3 mo. USD Term SOFR + 2.00%), 2/22/30		1,435	1,439,673
Venture Global Calcasieu Pass LLC, Term Loan, 6.937%, (6 mo. USD Term SOFR + 3.25%), 4/11/33		775	778,177
			$ 7,238,640
Passenger Airlines — 0.0%†
WestJet Loyalty LP, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 2/14/31		489	$ 475,048
			$ 475,048
Personal Products — 0.1%
Rainbow Finco SARL, Term Loan, 5.391%, (6 mo. EURIBOR + 3.25%), 2/23/29	EUR	1,000	$ 1,154,220
			$ 1,154,220
Pharmaceuticals — 0.6%
Amneal Pharmaceuticals LLC, Term Loan, 6.644%, (1 mo. USD Term SOFR + 3.00%), 8/1/32		1,706	$ 1,715,210
Bausch Health Cos., Inc., Term Loan, 9.894%, (1 mo. USD Term SOFR + 6.25%), 10/8/30		842	817,963
Ceva Sante Animale:
Term Loan, 5.291%, (3 mo. EURIBOR + 3.00%), 11/12/30	EUR	1,500	1,727,131
Term Loan, 6.393%, (3 mo. USD Term SOFR + 2.75%), 11/12/30		391	392,329
Jazz Financing Lux SARL, Term Loan, 5.894%, (1 mo. USD Term SOFR + 2.25%), 5/5/28		993	997,206
Nidda Healthcare Holding AG, Term Loan, 5.446%, (3 mo. EURIBOR + 3.25%), 12/9/32	EUR	750	860,258
Recipharm AB, Term Loan, 5.264%, (3 mo. EURIBOR + 3.03%), 2/17/28	EUR	1,000	1,148,153
			$ 7,658,250
Professional Services — 1.8%
AAL Delaware Holdco, Inc., Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 7/30/31		1,459	$ 1,461,722
Amspec Parent LLC, Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 12/22/31		1,188	1,193,736

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
APFS Staffing Holdings, Inc., Term Loan, 7.894%, (1 mo. USD Term SOFR + 4.25%), 12/29/28		241	$ 218,369
Beauparc, Term Loan, 5.746%, (6 mo. EURIBOR + 3.15%), 8/25/31	EUR	750	830,706
Citrin Cooperman Advisors LLC, Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 4/1/32		841	819,804
CohnReznick LLP:
Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 3/31/32		681	665,756
Term Loan, 3/31/32(24)		40	38,648
CoreLogic, Inc., Term Loan, 7.258%, (1 mo. USD Term SOFR + 3.50%), 6/2/28		1,995	1,974,611
EAB Global, Inc., Term Loan, 6.644%, (1 mo. USD Term SOFR + 3.00%), 8/16/30		220	198,769
First Advantage Holdings LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 10/31/31		1,108	1,096,060
Galaxy Bidco Ltd., Term Loan, 6.242%, (6 mo. EURIBOR + 3.75%), 12/19/29	EUR	1,000	1,157,362
Grant Thornton Advisors LLC, Term Loan, 6.394%, (1 mo. USD Term SOFR + 2.75%), 6/2/31		1,934	1,845,378
Heron Bidco, Term Loan, 7.732%, (3 mo. USD Term SOFR + 4.00%), 12/10/32		700	705,250
Highspring Holdings LLC, Term Loan, 8.882%, (3 mo. USD Term SOFR + 5.00%), 1/22/29		263	216,495
iSolved, Inc., Term Loan, 6.394%, (1 mo. USD Term SOFR + 2.75%), 10/15/30		563	530,706
Mermaid Bidco, Inc.:
Term Loan, 5.949%, (3 mo. EURIBOR + 3.75%), 7/3/31	EUR	1,000	1,130,694
Term Loan, 6.908%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		1,036	1,004,891
Neptune Bidco U.S., Inc., Term Loan, 8.769%, (3 mo. USD Term SOFR + 5.00%), 2/3/33		1,848	1,835,296
PHM Group Holding OYJ, Term Loan, 5.575%, (3 mo. EURIBOR + 3.50%), 4/22/32	EUR	500	570,443
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 5.484%, (3 mo. EURIBOR + 3.25%), 7/15/32	EUR	1,826	2,094,723
Turbo EMEA Holdings BV, Term Loan, 5.429%, (1 mo. EURIBOR + 3.25%), 9/23/32	EUR	1,000	1,138,555
			$ 20,727,974
Real Estate Management & Development — 0.5%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 5.894%, (1 mo. USD Term SOFR + 2.25%), 6/13/33		1,044	$ 1,044,462
Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 1/31/30		2,518	2,522,268
Borrower/Description	Principal Amount* (000's omitted)		Value
Real Estate Management & Development (continued)
Greystar Real Estate Partners LLC, Term Loan, 5.918%, (3 mo. USD Term SOFR + 2.25%), 8/21/30		958	$ 958,927
Metropolis Technologies, Inc., Term Loan, 8.916%, (3 mo. USD Term SOFR + 5.25%), 11/3/32		1,020	1,005,852
			$ 5,531,509
Road & Rail — 0.3%
Hertz Corp.:
Term Loan, 7.413%, (3 mo. USD Term SOFR + 3.75%), 6/30/28		707	$ 498,715
Term Loan, 7.425%, (3 mo. USD Term SOFR + 3.50%), 6/30/28		999	711,584
Term Loan, 7.425%, (3 mo. USD Term SOFR + 3.50%), 6/30/28		198	141,164
Kenan Advantage Group, Inc., Term Loan, 6.894%, (1 mo. USD Term SOFR + 3.25%), 1/25/29		2,134	2,140,607
			$ 3,492,070
Semiconductors & Semiconductor Equipment — 0.0%†
Bright Bidco BV:
Term Loan, 0.00%, 10/31/27(20)		354	$ 39,207
Term Loan, 6/30/26(24)		11	11,217
MaxLinear, Inc., Term Loan, 6.008%, (1 mo. USD Term SOFR + 2.25%), 6/23/28		286	283,571
			$ 333,995
Software — 3.1%
Applied Systems, Inc., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 2/24/31		2,053	$ 2,021,062
Athena BidCo GmbH, Term Loan, 5.541%, (3 mo. EURIBOR + 3.25%), 5/31/32	EUR	1,000	1,114,218
Bending Spoons U.S., Inc., Term Loan, 3/7/31(25)		50	49,350
Boxer Parent Co., Inc.:
Term Loan, 5.40%, (3 mo. EURIBOR + 3.25%), 7/30/31	EUR	475	517,971
Term Loan, 6.416%, (3 mo. USD Term SOFR + 2.75%), 7/30/31		850	768,353
Calabrio, Inc., Term Loan, 7.666%, (3 mo. USD Term SOFR + 4.00%), 11/26/32		973	757,967
Cegid Group SAS, Term Loan, 4.90%, (3 mo. EURIBOR + 2.75%), 7/10/28	EUR	1,000	1,126,826
Cloud Software Group, Inc., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 8/13/32		1,990	1,728,074
Cloudera, Inc.:
Term Loan, 7.494%, (1 mo. USD Term SOFR + 3.75%), 10/8/28		1,743	1,360,119

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Cloudera, Inc.: (continued)
Term Loan - Second Lien, 9.744%, (1 mo. USD Term SOFR + 6.00%), 10/8/29		775	$ 533,975
Constant Contact, Inc., Term Loan, 7.935%, (3 mo. USD Term SOFR + 4.00%), 2/10/28		681	662,953
Dayforce, Inc., Term Loan, 6.663%, (3 mo. USD Term SOFR + 3.00%), 2/4/33		1,125	1,029,060
Drake Software LLC, Term Loan, 7.982%, (3 mo. USD Term SOFR + 4.25%), 6/26/31		445	425,487
ECI Macola Max Holding LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 5/9/30		1,377	1,313,065
Epicor Software Corp., Term Loan, 6.394%, (1 mo. USD Term SOFR + 2.75%), 5/30/31		2,285	2,189,133
IGT Holding IV AB, Term Loan, 5.191%, (3 mo. EURIBOR + 2.90%), 3/31/28	EUR	1,000	1,138,315
Marcel LUX IV SARL:
Term Loan, 5.768%, (3 mo. EURIBOR + 3.50%), 11/9/30	EUR	1,500	1,690,642
Term Loan, 6.55%, (1 mo. USD Term SOFR + 3.00%), 11/12/30		1,003	978,892
McAfee LLC:
Term Loan, 5.65%, (3 mo. EURIBOR + 3.50%), 3/1/29	EUR	963	1,018,868
Term Loan, 6.644%, (1 mo. USD Term SOFR + 3.00%), 3/1/29		1,705	1,520,447
Mosel Bidco SE, Term Loan, 6.041%, (3 mo. EURIBOR + 3.75%), 9/16/30	EUR	750	822,942
N-Able International Holdings II LLC, Term Loan, 6.416%, (3 mo. USD Term SOFR + 2.75%), 11/26/32		174	168,901
OceanKey (U.S.) II Corp., Term Loan, 7.244%, (1 mo. USD Term SOFR + 3.50%), 12/15/28		1,558	1,497,427
OID-OL Intermediate I LLC, Term Loan, 9.663%, (3 mo. USD Term SOFR + 6.00%), 2/1/29		219	213,442
Polaris Newco LLC:
Term Loan, 6.15%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	953	945,712
Term Loan, 7.925%, (3 mo. USD Term SOFR + 4.00%), 6/2/28		1,624	1,415,698
Project Boost Purchaser LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 7/16/31		1,110	1,082,436
Proofpoint, Inc., Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 8/31/28		1,391	1,345,807
Quartz Acquireco LLC, Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 6/28/30		729	611,763
RealPage, Inc.:
Term Loan, 6.994%, (3 mo. USD Term SOFR + 3.00%), 4/24/28		1,346	1,261,222
Term Loan, 7.482%, (3 mo. USD Term SOFR + 3.75%), 4/24/28		444	418,981
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Rocket Software, Inc., Term Loan, 7.394%, (1 mo. USD Term SOFR + 3.75%), 11/28/28		223	$ 212,191
Sabre GLBL, Inc.:
Term Loan, 9.744%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		530	475,104
Term Loan, 9.994%, (1 mo. USD Term SOFR + 6.25%), 7/30/29		100	90,212
SolarWinds Holdings, Inc., Term Loan, 7.671%, (3 mo. USD Term SOFR + 4.00%), 4/16/32		2,035	1,709,085
UKG, Inc., Term Loan, 5.913%, (3 mo. USD Term SOFR + 2.25%), 2/10/31		2,552	2,409,442
Vision Solutions, Inc., Term Loan, 7.925%, (3 mo. USD Term SOFR + 4.00%), 4/24/28		406	311,809
			$ 36,936,951
Specialty Retail — 0.6%
Apro LLC, Term Loan, 7.374%, (1 mo. USD Term SOFR + 3.75%), 7/9/31		590	$ 591,218
Boels Topholding BV, Term Loan, 4.629%, (1 mo. EURIBOR + 2.50%), 5/23/31	EUR	862	989,024
CD&R Firefly Bidco Ltd., Term Loan, 6/30/31(25)	GBP	100	133,296
Great Outdoors Group LLC, Term Loan, 6.894%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		2,317	2,327,446
Harbor Freight Tools USA, Inc., Term Loan, 5.894%, (1 mo. USD Term SOFR + 2.25%), 6/11/31		1,262	1,259,273
Les Schwab Tire Centers, Term Loan, 6.166%, (3 mo. USD Term SOFR + 2.50%), 4/23/31		48	48,312
Mavis Tire Express Services Corp., Term Loan, 6.669%, (6 mo. USD Term SOFR + 3.00%), 5/4/28		723	722,941
Speedster Bidco GmbH, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 12/11/31		491	487,698
			$ 6,559,208
Technology Hardware, Storage & Peripherals — 0.0%†
CompoSecure Holdings LLC, Term Loan, 5.918%, (3 mo. USD Term SOFR + 2.25%), 1/14/33		275	$ 273,861
			$ 273,861
Trading Companies & Distributors — 1.0%
BCPE Empire Holdings, Inc., Term Loan, 7.144%, (1 mo. USD Term SOFR + 3.50%), 12/29/32		973	$ 962,433
CD&R Hydra Buyer, Inc., Term Loan, 7.744%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		1,154	1,156,506
Core & Main LP, Term Loan, 5.656%, (3 mo. USD Term SOFR + 2.00%), 2/9/31		367	367,444
DXP Enterprises, Inc., Term Loan, 6.894%, (1 mo. USD Term SOFR + 3.25%), 10/11/30		657	660,368

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors (continued)
Paint Intermediate III LLC, Term Loan, 6.653%, (3 mo. USD Term SOFR + 3.00%), 10/9/31		867	$ 869,929
Park River Holdings, Inc., Term Loan, 3/15/31(25)		100	99,996
Quimper AB, Term Loan, 5.097%, (3 mo. EURIBOR + 2.98%), 3/31/30	EUR	1,875	2,152,830
Ramudden Global Group GmbH, Term Loan, 5.429%, (1 mo. EURIBOR + 3.25%), 2/21/33	EUR	1,500	1,726,446
Spin Holdco, Inc.:
Term Loan, 9.096%, (3 mo. USD Term SOFR + 5.43%), 9/4/30		444	457,192
Term Loan - Second Lien, 7.928%, (3 mo. USD Term SOFR + 4.00%), 9/4/30		938	710,566
White Cap Buyer LLC, Term Loan, 6.894%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		1,589	1,588,762
Windsor Holdings III LLC:
Term Loan, 4.929%, (1 mo. EURIBOR + 2.75%), 8/1/30	EUR	500	573,205
Term Loan, 6.394%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		628	628,810
			$ 11,954,487
Transportation Infrastructure — 0.1%
Brown Group Holding LLC:
Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 7/1/31		215	$ 215,899
Term Loan, 6.163% - 6.166%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/1/31		639	640,876
KKR Apple Bidco LLC, Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 9/23/31		167	167,553
			$ 1,024,328
Total Senior Floating-Rate Loans (identified cost $396,186,157)			$ 390,242,560

Sovereign Government Bonds — 5.8%
Security	Principal Amount* (000's omitted)		Value
Albania — 0.0%†
Albania Government International Bonds:
3.50%, 11/23/31(16)	EUR	200	$ 228,177
4.75%, 2/14/35(16)	EUR	200	231,698
			$ 459,875
Security	Principal Amount* (000's omitted)		Value
Angola — 0.1%
Angola Government International Bonds:
8.75%, 4/14/32(16)		250	$ 252,567
9.244%, 1/15/31(16)		222	230,071
9.375%, 3/31/33(16)		440	450,758
			$ 933,396
Argentina — 0.5%
Argentina Bonar Bonds:
0.75% to 7/9/27, 7/9/30(4)		2,823	$ 1,772,957
1.00%, 7/9/29		13	8,245
Argentina Republic Government International Bonds:
0.00%, 12/15/35(3)	EUR	1,080	153,664
0.75% to 7/9/27, 7/9/30(4)		720	639,000
1.00%, 7/9/29		70	64,085
3.50% to 7/9/29, 7/9/41(4)		654	490,500
4.125% to 7/9/27, 7/9/35(4)		1,240	993,860
5.00%, 1/9/38		665	555,607
Province of Santa Fe, 8.10%, 12/11/34(16)		332	333,510
Provincia de Cordoba:
8.60%, 2/3/35(1)		31	30,884
9.75%, 7/2/32(1)(16)		436	466,847
Provincia del Chubut Argentina, 9.45%, 4/29/36(1)		531	562,860
			$ 6,072,019
Armenia — 0.0%†
Republic of Armenia International Bonds, 6.75%, 3/12/35(16)		200	$ 209,796
			$ 209,796
Azerbaijan — 0.0%†
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(16)		240	$ 223,886
			$ 223,886
Barbados — 0.0%†
Barbados Government International Bonds, 8.00%, 6/26/35(16)		424	$ 455,809
			$ 455,809
Benin — 0.0%†
Benin Government International Bonds, 7.96%, 2/13/38(16)		200	$ 212,827
Benin Sukuk SA, 6.20%, 1/29/33(1)		200	194,312
			$ 407,139

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Bosnia and Herzegovina — 0.1%
Federation of Bosnia & Herzegovina Eurobond, 5.00%, 6/4/31(16)	EUR	775	$ 881,290
Republic of Srpska International Government Bonds:
6.25%, 4/2/31(16)	EUR	140	162,206
6.375%, 5/8/33(16)	EUR	320	367,185
			$ 1,410,681
Brazil — 0.2%
Brazil Government International Bonds:
3.875%, 6/12/30		900	$ 858,015
5.00%, 1/27/45		800	640,800
6.625%, 3/15/35		800	822,120
			$ 2,320,935
Bulgaria — 0.0%†
Bulgaria Government International Bonds, 5.00%, 3/5/37(16)		120	$ 117,362
			$ 117,362
Chile — 0.2%
Chile Government International Bonds:
2.55%, 7/27/33		1,680	$ 1,444,968
3.50%, 1/25/50		800	582,600
4.95%, 1/5/36		500	495,475
			$ 2,523,043
Colombia — 0.2%
Colombia Government International Bonds:
3.125%, 4/15/31		400	$ 354,380
5.625%, 2/26/44		500	433,125
7.75%, 11/7/36		1,080	1,179,630
			$ 1,967,135
Congo — 0.1%
Congolese International Bonds, 9.50%, 5/26/36(16)		210	$ 203,085
DRC International Bonds, 9.50%, 4/16/37(16)		330	345,989
			$ 549,074
Costa Rica — 0.1%
Costa Rica Government International Bonds:
6.55%, 4/3/34(16)		550	$ 588,255
7.158%, 3/12/45(16)		200	221,436
			$ 809,691
Security	Principal Amount* (000's omitted)		Value
Dominican Republic — 0.2%
Dominican Republic International Bonds:
4.50%, 1/30/30(16)		700	$ 676,620
4.875%, 9/23/32(16)		760	723,406
5.30%, 1/21/41(16)		300	270,555
6.85%, 1/27/45(16)		400	411,440
7.45%, 4/30/44(16)		300	326,370
			$ 2,408,391
Ecuador — 0.1%
Ecuador Government International Bonds:
6.90%, 7/31/35(16)		262	$ 241,560
8.75%, 1/29/34(1)		270	272,970
9.25%, 1/29/39(1)		289	297,381
			$ 811,911
Egypt — 0.3%
Egypt Government International Bonds:
5.625%, 4/16/30(16)	EUR	400	$ 455,910
5.875%, 2/16/31(16)		200	195,395
6.375%, 4/11/31(16)	EUR	400	466,982
7.30%, 9/30/33(16)		200	200,021
7.903%, 2/21/48(16)		200	183,827
8.50%, 1/31/47(16)		250	245,336
8.75%, 9/30/51(16)		779	772,562
8.875%, 5/29/50(16)		749	748,641
			$ 3,268,674
El Salvador — 0.1%
El Salvador Government International Bonds:
7.65%, 6/15/35(16)		100	$ 103,698
8.25%, 4/10/32(16)		230	246,229
9.65%, 11/21/54(1)		252	289,588
			$ 639,515
Ethiopia — 0.1%
Ethiopia International Bonds, 6.625%, 12/11/24(16)(20)		974	$ 1,062,288
			$ 1,062,288
Gabon — 0.0%†
Gabon Government International Bonds, 6.625%, 2/6/31(16)		200	$ 172,519
			$ 172,519

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Georgia — 0.0%†
Georgia Government International Bonds, 5.125%, 1/28/31(16)	343	$ 334,449
		$ 334,449
Ghana — 0.1%
Ghana Government International Bonds:
0.00%, 7/3/26(16)	18	$ 18,324
5.00% to 7/3/28, 7/3/29(4)(16)	337	333,164
5.00% to 7/3/28, 7/3/35(4)(16)	500	464,517
		$ 816,005
Guatemala — 0.1%
Guatemala Government Bonds:
3.70%, 10/7/33(16)	200	$ 178,573
5.375%, 4/24/32(16)	330	331,551
6.55%, 2/6/37(16)	400	427,992
		$ 938,116
Honduras — 0.0%†
Honduras Government International Bonds, 8.625%, 11/27/34(16)	200	$ 232,078
		$ 232,078
Hungary — 0.2%
Hungary Government International Bonds:
2.125%, 9/22/31(16)	400	$ 347,655
5.25%, 6/16/29(16)	200	202,667
5.50%, 3/26/36(16)	800	804,346
6.25%, 9/22/32(16)	700	740,806
		$ 2,095,474
India — 0.1%
Export-Import Bank of India:
2.25%, 1/13/31(16)	600	$ 535,294
5.50%, 1/18/33(1)	230	234,939
		$ 770,233
Iraq — 0.0%†
Iraq International Bonds, 5.80%, 1/15/28(16)	63	$ 62,046
		$ 62,046
Security	Principal Amount* (000's omitted)	Value
Ivory Coast — 0.0%†
Ivory Coast Government International Bonds, 8.25%, 1/30/37(16)	491	$ 543,629
		$ 543,629
Jamaica — 0.0%†
Jamaica Government International Bonds, 8.00%, 3/15/39	400	$ 483,936
		$ 483,936
Jordan — 0.1%
Jordan Government International Bonds, 5.75%, 11/12/32(16)	580	$ 573,320
		$ 573,320
Kazakhstan — 0.0%†
Kazakhstan Government International Bonds, 4.714%, 4/9/35(16)	500	$ 491,048
		$ 491,048
Kenya — 0.1%
Republic of Kenya Government International Bonds:
8.25%, 2/28/48(16)	200	$ 192,844
8.70%, 2/26/39(16)	220	218,088
8.80%, 10/9/38(16)	200	201,669
9.50%, 3/5/36(16)	649	690,844
		$ 1,303,445
Lebanon — 0.2%
Lebanon Government International Bonds:
5.80%, 4/14/20(16)(20)	852	$ 210,508
6.00%, 1/27/23(16)(20)	268	66,250
6.10%, 10/4/22(16)(20)	767	189,842
6.15%, 6/19/20(16)(20)	72	17,756
6.20%, 2/26/25(16)(20)	158	39,062
6.25%, 5/27/22(16)(20)	181	44,899
6.25%, 11/4/24(16)(20)	135	33,212
6.25%, 6/12/25(16)(20)	149	36,989
6.375%, 3/9/20(16)(20)	858	211,518
6.40%, 5/26/23(16)(20)	918	227,526
6.60%, 11/27/26(16)(20)	148	36,919
6.65%, 4/22/24(16)(20)	642	157,735
6.65%, 11/3/28(16)(20)	121	30,419
6.65%, 2/26/30(16)(20)	133	33,942
6.75%, 11/29/27(16)(20)	216	54,116
6.85%, 3/23/27(16)(20)	129	32,282

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Lebanon (continued)
Lebanon Government International Bonds: (continued)
6.85%, 5/25/29(16)(20)		658	$ 167,052
7.00%, 12/3/24(16)(20)		69	17,147
7.00%, 3/20/28(16)(20)		251	63,229
7.00%, 4/22/31(16)(20)		528	135,026
7.00%, 3/23/32(16)(20)		107	27,407
7.05%, 11/2/35(16)(20)		53	13,762
7.25%, 3/23/37(16)(20)		191	49,874
8.20%, 5/17/33(16)(20)		72	19,131
8.25%, 4/12/21(16)(20)		35	9,393
			$ 1,924,996
Mexico — 0.2%
Mexico Government International Bonds:
3.25%, 4/16/30		500	$ 466,488
4.875%, 5/19/33		800	760,000
5.00%, 4/27/51		800	633,200
5.85%, 7/2/32		200	202,210
6.00%, 5/7/36		400	399,660
			$ 2,461,558
Mongolia — 0.0%†
Mongolia Government International Bonds, 6.625%, 2/25/30(16)		400	$ 412,073
			$ 412,073
Montenegro — 0.0%†
Montenegro Government International Bonds, 4.875%, 4/1/32(16)	EUR	400	$ 464,634
			$ 464,634
Morocco — 0.0%†
Morocco Government International Bonds, 3.00%, 12/15/32(16)		365	$ 320,859
			$ 320,859
Mozambique — 0.0%†
Mozambique International Bonds, 9.00%, 9/15/31(16)		480	$ 424,603
			$ 424,603
Nigeria — 0.2%
Nigeria Government International Bonds:
7.696%, 2/23/38(16)		300	$ 306,776
Security	Principal Amount* (000's omitted)	Value
Nigeria (continued)
Nigeria Government International Bonds: (continued)
7.875%, 2/16/32(16)	290	$ 302,985
8.747%, 1/21/31(16)	200	214,239
10.375%, 12/9/34(16)	920	1,094,957
		$ 1,918,957
Oman — 0.2%
Oman Government International Bonds:
5.375%, 3/8/27(16)	200	$ 201,035
6.00%, 8/1/29(16)	400	412,864
6.25%, 1/25/31(16)	683	720,272
6.75%, 1/17/48(16)	230	252,785
7.375%, 10/28/32(16)	650	735,443
		$ 2,322,399
Pakistan — 0.1%
Pakistan Government International Bonds:
6.875%, 12/5/27(16)	200	$ 202,041
7.375%, 4/8/31(16)	400	403,542
		$ 605,583
Panama — 0.2%
Panama Government International Bonds:
3.16%, 1/23/30	400	$ 377,200
5.662%, 2/23/38	700	699,300
6.40%, 2/14/35	800	846,800
		$ 1,923,300
Paraguay — 0.1%
Paraguay Government International Bonds:
4.95%, 4/28/31(16)	301	$ 302,171
6.00%, 2/9/36(16)	300	314,460
		$ 616,631
Peru — 0.2%
Peru Government International Bonds:
3.00%, 1/15/34	1,200	$ 1,041,000
3.30%, 3/11/41	700	542,920
5.875%, 8/8/54	200	199,650
		$ 1,783,570

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Philippines — 0.2%
Philippines Government International Bonds:
4.75%, 3/5/35		600	$ 581,976
5.00%, 7/17/33		1,100	1,101,563
5.50%, 1/17/48		500	481,966
6.375%, 1/15/32		220	237,622
			$ 2,403,127
Romania — 0.2%
Romania Government International Bonds:
5.75%, 3/24/35(16)		1,200	$ 1,164,302
5.875%, 7/11/32(16)	EUR	111	133,267
6.125%, 10/7/37(16)	EUR	186	216,809
7.50%, 2/10/37(16)		648	701,099
			$ 2,215,477
Senegal — 0.0%†
Senegal Government International Bonds, 6.25%, 5/23/33(16)		270	$ 144,355
			$ 144,355
Serbia — 0.0%†
Serbia International Bonds, 2.125%, 12/1/30(16)		450	$ 392,974
			$ 392,974
Sri Lanka — 0.1%
Sri Lanka Government International Bonds:
3.10% to 7/15/27, 1/15/30(1)(4)		132	$ 134,859
3.35% to 9/15/27, 3/15/33(1)(4)		123	118,520
3.60% to 12/15/27, 6/15/35(1)(4)		57	47,695
3.60% to 11/15/27, 5/15/36(1)(4)		120	120,614
3.60% to 8/15/27, 2/15/38(1)(4)(16)		318	321,821
4.00%, 4/15/28(1)		93	89,749
			$ 833,258
Suriname — 0.2%
Suriname Government International Bonds:
7.70%, 11/6/30(1)		278	$ 290,163
8.50%, 11/6/35(1)(16)		1,371	1,502,753
			$ 1,792,916
Trinidad and Tobago — 0.0%†
Trinidad & Tobago Government International Bonds, 5.95%, 1/14/31(16)		300	$ 305,118
			$ 305,118
Security	Principal Amount* (000's omitted)		Value
Turkey — 0.2%
Turkiye Government International Bonds:
5.75%, 5/11/47		420	$ 340,890
6.875%, 3/17/36		510	508,821
9.125%, 7/13/30		1,100	1,212,553
9.375%, 1/19/33		440	502,270
			$ 2,564,534
Ukraine — 0.2%
Ukraine Government International Bonds:
0.00% to 2/1/27, 2/1/30(4)(16)		17	$ 12,096
0.00% to 2/1/27, 2/1/34(4)(16)		250	141,480
0.00% to 2/1/27, 2/1/36(4)(16)		94	56,572
4.00% to 2/1/27, 2/1/32(4)(16)		374	309,926
4.50% to 2/1/27, 2/1/29(4)(16)		211	178,105
4.50% to 2/1/27, 2/1/34(4)(16)		677	476,439
4.50% to 2/1/27, 2/1/35(4)(16)		1,129	783,014
4.50% to 2/1/27, 2/1/36(4)(16)		790	543,718
			$ 2,501,350
United States — 0.0%†
Arsenale SpA, 9.291%, 6/28/30(2)(16)	EUR	200	$ 223,606
			$ 223,606
Uruguay — 0.1%
Uruguay Government International Bonds:
5.10%, 6/18/50		400	$ 375,500
5.442%, 2/14/37		1,200	1,233,000
			$ 1,608,500
Uzbekistan — 0.1%
Republic of Uzbekistan Bonds, 6.90%, 2/28/32(16)		300	$ 320,818
Republic of Uzbekistan International Bonds, 5.375%, 2/20/29(16)		300	301,589
			$ 622,407
Venezuela — 0.1%
Venezuela Government International Bonds:
6.00%, 12/9/20(16)(20)		288	$ 123,120
7.00%, 12/1/18(16)(20)		182	79,170
7.00%, 3/31/38(16)(20)		90	39,600
7.65%, 4/21/25(16)(20)		354	159,300
7.75%, 10/13/19(16)(20)		511	227,223
8.25%, 10/13/24(16)(20)		343	156,201
9.00%, 5/7/23(16)(20)		427	202,682

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Venezuela (continued)
Venezuela Government International Bonds: (continued)
9.25%, 9/15/27(20)	273	$ 134,794
9.25%, 5/7/28(16)(20)	152	73,195
9.375%, 1/13/34(20)	44	21,450
11.75%, 10/21/26(16)(20)	170	93,830
11.95%, 8/5/31(16)(20)	196	106,657
12.75%, 8/23/22(16)(20)	453	253,736
13.625%, 8/15/18(16)(20)	78	45,240
		$ 1,716,198
Zambia — 0.0%†
Zambia Government International Bonds, 5.75% to 6/30/31, 6/30/33(4)(16)	76	$ 75,319
		$ 75,319
Total Sovereign Government Bonds (identified cost $64,451,571)		$ 68,045,220

Sovereign Loans — 0.2%
Borrower/Description	Principal Amount* (000's omitted)		Value
Argentina — 0.0%†
Provincia De Neuquen, Term Loan, 11.067%, (1 mo. USD Term SOFR + 7.30%), 5/28/27		76	$ 76,595
			$ 76,595
Bahamas — 0.1%
Commonwealth of the Bahamas, Term Loan, 9.446%, (6 mo. EURIBOR + 6.85%), 11/24/28(2)	EUR	495	$ 578,482
			$ 578,482
Tanzania — 0.1%
Government of the United Republic of Tanzania, Term Loan, 10.409%, (6 mo. USD Term SOFR + 6.30%), 4/28/31(2)		1,381	$ 1,381,252
			$ 1,381,252
Total Sovereign Loans (identified cost $1,998,452)			$ 2,036,329

U.S. Government Agency Mortgage-Backed Securities — 13.5%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.50%, 5/1/32	$104	$ 104,909
6.50%, 6/17/28	2	1,908
7.00%, 10/17/27	1	1,048
7.50%, 2/1/35	148	154,366
8.00%, with various maturities to 2030	1	571
9.00%, 1/17/31	4	4,316
Federal National Mortgage Association:
4.351%, (COF + 1.332%), 10/1/36(27)	197	193,678
5.50%, 6/1/33	165	167,239
5.583%, (6 mo. RFUCCT + 1.564%), 9/1/37(27)	283	290,390
6.00%, 5/1/29	25	25,758
6.351%, (COF + 2.004%), 7/1/32(27)	196	199,330
6.50%, 7/1/31	4	3,514
7.00%, with various maturities to 2029	42	42,559
7.50%, 9/1/35	262	273,573
8.00%, 8/15/27	0(9)	204
8.00%, 9/15/27	0	298
8.361%, 10/15/29	0(9)	57
8.453%, 9/20/28	0(9)	231
8.50%, 12/1/37	37	38,151
9.00%, 2/1/32	11	11,449
Government National Mortgage Association:
4.00%, 9/20/49	205	192,978
5.00%, 6/20/52	11,446	11,387,906
5.50%, with various maturities to 2054	16,452	16,690,671
6.00%, with various maturities to 2054	11,815	12,230,839
6.50%, with various maturities to 2054	4,749	4,984,934
7.00%, 1/20/54	62	63,217
7.50%, 8/15/32	168	172,314
8.00%, with various maturities to 2054	367	377,889
Government National Mortgage Association II, 5.50%, 12/20/55(28)	9,212	9,268,812
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(29)	47,000	46,186,681
5.50%, 30-Year, TBA(29)	55,300	55,492,253
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $157,875,900)		$ 158,562,043

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Warrants — 0.0%
Security	Shares	Value
Consumer Staples Distribution & Retail — 0.0%
Casino Guichard Perrachon SA, Exp. 4/27/29(13)	32,288	$ 0
Total Warrants (identified cost $0)		$ 0

Miscellaneous — 0.0%
Security	Principal Amount/ Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings LLC(10)	2,257,600	$ 0
		$ 0
Energy — 0.0%
Enviva LLC, Escrow Certificates(10)(13)	$1,391,000	$ 0
		$ 0
Engineering & Construction — 0.0%
Abengoa Abenewco 2 SA, Escrow Certificates(1)(10)(13)	$377,752	$ 0
Abengoa Abenewco 2 SA, Escrow Certificates(1)(10)(13)	377,752	0
		$ 0
Entertainment — 0.0%
National CineMedia, Inc., Escrow Certificates(10)(13)	$1,186,000	$ 0
		$ 0
Surface Transport — 0.0%
Hertz Corp., Escrow Certificates(10)(13)	$364,000	$ 0
		$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 3.1%
Affiliated Fund — 2.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(30)	29,333,982	$ 29,333,982
Total Affiliated Fund (identified cost $29,333,982)		$ 29,333,982

U.S. Treasury Obligations — 0.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 7/9/26	$167	$ 166,865
0.00%, 7/23/26	519	517,864
0.00%, 8/6/26	2,000	1,992,780
0.00%, 8/13/26	130	129,434
0.00%, 9/3/26	134	133,131
0.00%, 9/17/26	500	496,056
0.00%, 10/22/26(28)	3,550	3,508,311
Total U.S. Treasury Obligations (identified cost $6,945,824)		$ 6,944,441
Total Short-Term Investments (identified cost $36,279,806)		$ 36,278,423
Total Investments — 159.0% (identified cost $1,910,977,409)		$1,869,178,118
Less Unfunded Loan Commitments — (0.2)%		$ (1,797,829)
Net Investments — 158.8% (identified cost $1,909,179,580)		$1,867,380,289
Other Assets, Less Liabilities — (58.5)%		$ (689,135,148)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (0.3)%		$ (2,959,550)
Net Assets Applicable to Common Shares — 100.0%		$1,175,285,591
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $710,089,131 or 60.4% of the Fund's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2026.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2026.
(4)	Step coupon security. Interest rate represents the rate in effect at June 30, 2026.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2026.
(6)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(7)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(8)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(9)	Principal amount is less than $500.
(10)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(11)	Includes a non-economic companion Class ELP Certificate with no stated principal amount and zero fair value as of June 30, 2026. Class ELP Certificates are entitled only to the excess liquidation proceeds in the event of the liquidation of the Trust.
(12)	Represents an investment in an issuer that may be deemed to be an affiliate.
(13)	Non-income producing security.
(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(15)	Restricted security.
(16)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of these securities is $81,203,566 or 6.9% of the Fund's net assets applicable to common shares.
(17)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(18)	Security converts to variable rate after the indicated fixed-rate coupon period.
(19)	When-issued security.
(20)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(21)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(22)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(23)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(24)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At June 30, 2026, the total value of unfunded loan commitments is $1,795,404.
(25)	This Senior Loan will settle after June 30, 2026, at which time the interest rate will be determined.
(26)	Fixed-rate loan.
(27)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at June 30, 2026.
(28)	Security (or a portion thereof) has been pledged to cover margin requirements on open derivative contracts.
(29)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(30)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2026.

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	72,334	USD	83,622	9/16/26	$ (711)
EUR	329,497	USD	380,912	9/16/26	(3,238)
EUR	430,682	USD	497,886	9/16/26	(4,232)
EUR	437,900	USD	506,230	9/16/26	(4,303)
EUR	513,809	USD	593,984	9/16/26	(5,049)
EUR	1,894,967	USD	2,190,659	9/16/26	(18,622)
USD	2,190,660	EUR	1,894,967	9/16/26	18,621
USD	1,397,085	EUR	1,208,509	9/16/26	11,876
USD	956,743	EUR	827,603	9/16/26	8,133
USD	937,078	EUR	810,593	9/16/26	7,966
USD	762,987	EUR	660,000	9/16/26	6,486
USD	524,236	EUR	453,475	9/16/26	4,456
USD	506,230	EUR	437,900	9/16/26	4,303
USD	473,495	EUR	409,583	9/16/26	4,025
USD	153,839	EUR	133,074	9/16/26	1,308
USD	3,574	EUR	3,092	9/16/26	30
					$31,049
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	49,264,049	EUR	42,161,465	Standard Chartered Bank	7/2/26	$1,090,363	$ —
EUR	139,796	USD	159,186	Goldman Sachs International	7/10/26	597	—
USD	152,908	EUR	131,976	HSBC Bank USA, N.A.	7/10/26	2,064	—
USD	904,774	EUR	775,000	State Street Bank and Trust Company	7/10/26	18,973	—
USD	48,267,053	EUR	42,161,465	Standard Chartered Bank	8/4/26	28,761	—
USD	2,578,404	GBP	1,924,659	Standard Chartered Bank	8/28/26	25,493	—
USD	40,280,365	EUR	34,560,556	Deutsche Bank AG	8/31/26	693,358	—
EUR	22,784	USD	26,527	Standard Chartered Bank	9/16/26	—	(411)
GBP	850,000	EUR	981,073	State Street Bank and Trust Company	9/16/26	2,957	—
GBP	129,961	EUR	150,000	State Street Bank and Trust Company	9/16/26	454	—
USD	141,572	EUR	123,269	Australia and New Zealand Banking Group Limited	9/16/26	280	—
USD	313,856	EUR	269,346	Standard Chartered Bank	9/16/26	5,127	—
USD	39,815,300	EUR	34,271,386	State Street Bank and Trust Company	9/16/26	532,959	—
USD	124,951	GBP	93,106	Australia and New Zealand Banking Group Limited	9/16/26	1,451	—
USD	10,651,725	GBP	7,947,023	Deutsche Bank AG	9/16/26	110,452	—
USD	19,916	GBP	14,844	Standard Chartered Bank	9/16/26	226	—
USD	12,433,166	EUR	10,881,758	State Street Bank and Trust Company	9/30/26	—	(47,045)
						$2,513,515	$(47,456)

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	1,172	Long	9/30/26	$125,458,938	$ 429,444
U.S. Ultra 10-Year Treasury Note	8	Long	9/21/26	899,750	14,125
Euro-Bobl	(21)	Short	9/8/26	(2,768,497)	(15,525)
Euro-Bund	(2)	Short	9/8/26	(290,997)	(3,931)
U.S. 2-Year Treasury Note	(1)	Short	9/30/26	(206,133)	226
U.S. 5-Year Treasury Note	(133)	Short	9/30/26	(14,237,234)	(56,903)
U.S. 10-Year Treasury Note	(145)	Short	9/21/26	(15,934,141)	(97,553)
U.S. Long Treasury Bond	(28)	Short	9/21/26	(3,178,000)	(74,536)
U.S. Ultra-Long Treasury Bond	(335)	Short	9/21/26	(38,912,344)	(1,019,522)
					$(824,175)
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Egypt	$158	1.00% (pays quarterly)(4)	2.13%	12/20/28	$(4,057)	$23,757	$19,700
Total	$158				$(4,057)	$23,757	$19,700
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate(2)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	$50	1.00% (pays quarterly)(4)	6/20/30	$(68)	$(1,387)	$(1,455)
Total				$(68)	$(1,387)	$(1,455)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Mexico	Citibank, N.A.	$ 2,041	1.00% (pays quarterly)(4)	0.95%	12/20/31	$ 5,429	$49,911	$ 55,340
Petroleos Mexicanos	Goldman Sachs International	721	1.00% (pays quarterly)(4)	1.01	6/20/27	115	8,705	8,820

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	Goldman Sachs International	$ 462	1.00% (pays quarterly)(4)	1.01%	6/20/27	$ 74	$ 6,219	$ 6,293
Petroleos Mexicanos	Goldman Sachs International	92	1.00% (pays quarterly)(4)	1.01	6/20/27	15	1,230	1,245
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	175	1.00% (pays quarterly)(4)	0.99	6/20/27	64	2,624	2,688
U.S. Land Banking	Goldman Sachs International	8,500	5.50% (pays monthly)	5.83	10/10/29	(45,795)	—	(45,795)
U.S. Single Family Rental	Goldman Sachs International	4,875	7.85% (pays monthly)	8.06	3/18/28	44,391	2,867	47,258
Total		$16,866				$4,293	$71,556	$75,849
(1)	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At June 30, 2026, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $17,024,000.
(2)	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(3)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(4)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
COF	– Cost of Funds 11th District
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
TBA	– To Be Announced
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:
Credit Risk: The Fund entered into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund engaged in forward foreign currency exchange contracts.

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Risk: The Fund utilized interest rate futures contracts to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
At June 30, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of June 30, 2026 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Bank of Montreal	5/26/26	On Demand(1)	3.87%	$14,027,563	$ 14,080,342
Bank of Montreal	5/29/26	On Demand(1)	3.87	31,000,173	31,100,149
TD Securities (USA), LLC	5/29/26	On Demand(1)	3.87	99,437,353	99,758,039
Total				$144,465,089	$144,938,530
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At June 30, 2026, the remaining contractual maturity of all open reverse repurchase agreements was overnight and continuous. At June 30, 2026, the underlying collateral for all open reverse repurchase agreements was comprised of Collateralized Mortgage Obligations having an aggregate market value of $157,564,207. The Fund also pledged cash of $2,980,000 as additional collateral for its reverse repurchase obligations.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at June 30, 2026. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at June 30, 2026.
Restricted Securities
At June 30, 2026, the Fund owned the following securities (representing 0.3% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Enviva LLC	12/6/24	33,067	$ 218,980	$ 646,460
Total Common Stocks			$218,980	$646,460
Convertible Preferred Stocks
QXO, Inc., 4.75%	3/20/26,6/25/26	414	$4,140,182	$3,488,117
Total Convertible Preferred Stocks			$4,140,182	$3,488,117
Total Restricted Securities			$4,359,162	$4,134,577

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At June 30, 2026, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $36,674,499, which represents 3.1% of the Fund's net assets applicable to common shares. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class D, 3.00%, 5/15/49	$ 3,114,374	$ —	$ —	$ —	$11,869	$ 3,131,448	$ 18,307	$3,577,365
Series 2016-C32, Class D, 3.396%, 12/15/49	1,410,984	—	—	—	31,145	1,445,807	17,262	$1,600,000
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49	2,809,981	—	—	—	(55,310)	2,763,262	8,591	$4,488,667
Short-Term Investments
Liquidity Fund, Institutional Class(1)	31,036,744	227,677,719	(229,380,481)	—	—	29,333,982	292,410	29,333,982
Total				$ —	$(12,296)	$36,674,499	$336,570
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 79,415,982	$ —	$ 79,415,982
Closed-End Funds	18,734,236	—	—	18,734,236
Collateralized Mortgage Obligations	—	414,611,511	0	414,611,511
Commercial Mortgage-Backed Securities	—	113,083,426	0	113,083,426
Common Stocks	64,586	9,351,572	710,898	10,127,056
Convertible Bonds	—	4,573,270	—	4,573,270
Convertible Preferred Stocks	—	—	3,488,117	3,488,117
Corporate Bonds	—	561,440,511	0	561,440,511
Government National Mortgage Association Participation Agreements	—	7,623,693	—	7,623,693
Preferred Stocks	—	355,834	559,907	915,741

Eaton Vance
Limited Duration Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$ —	$ 387,442,117	$1,002,614	$ 388,444,731
Sovereign Government Bonds	—	68,045,220	—	68,045,220
Sovereign Loans	—	2,036,329	—	2,036,329
U.S. Government Agency Mortgage-Backed Securities	—	158,562,043	—	158,562,043
Warrants	—	0	—	0
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	29,333,982	—	—	29,333,982
U.S. Treasury Obligations	—	6,944,441	—	6,944,441
Total Investments	$48,132,804	$1,813,485,949	$5,761,536	$1,867,380,289
Forward Foreign Currency Exchange Contracts	$ —	$ 2,580,719	$ —	$ 2,580,719
Futures Contracts	443,795	—	—	443,795
Swap Contracts	—	50,088	—	50,088
Total	$48,576,599	$1,816,116,756	$5,761,536	$1,870,454,891
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (83,611)	$ —	$ (83,611)
Futures Contracts	(1,267,970)	—	—	(1,267,970)
Swap Contracts	—	(49,920)	—	(49,920)
Total	$(1,267,970)	$ (133,531)	$ —	$ (1,401,501)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2026 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.